As filed with the Securities and Exchange Commission on March 12, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  December 31, 2011

Item 1. Reports to Stockholders.

Underlying Funds Trust

ANNUAL REPORT

December 31, 2011

Underlying Funds Trust
Event Driven
Growth of $10,000 - December 31, 2011

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity
Growth of $10,000 - December 31, 2011

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Market Neutral
Growth of $10,000 - December 31, 2011

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Relative Value - Long/Short Debt
Growth of $10,000 - December 31, 2011

**Total Return**
**as of 12/31/11**

| | Since Inception | One Year |
|---|---|---|
| Relative Value - Long/Short Debt | -1.10% + ^ | 0.00% |
| S&P 500 Index | -1.38%+ ^ | 2.11% |
| 90 Day T-Bill | 0.98%+^ # | 0.04%# |
| HFRI FOF: Conservative Index | -1.73%+ * | -3.53% |

12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
5/1/2007
5/31/2007
6/30/2007
9/30/2007
12/31/2007
3/31/2008
6/30/2008
9/30/2008
12/31/2008
3/31/2009
6/30/2009
9/30/2009
12/31/2009
3/31/2010
6/30/2010
9/30/2010
12/31/2010
3/31/2011
6/30/2011
9/30/2011
12/31/2011
Relative Value - Long/Short Debt
S&P 500 Index
HFRI FOF: Conservative Index
90 Day T-Bill

+ Annualized.
^ Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007.
* Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2007.
# Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund's portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies. One cannot invest directly in an index.

Underlying Funds Trust
Managed Futures
Growth of $10,000 - December 31, 2011

^ Since inception data for the Fund is as of 9/28/2011

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on September 28, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - December 31, 2011

* Investments are a percentage of Total Net Assets.
^ Amount is less than 0.5%

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - December 31, 2011

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Market Neutral
Allocation of Portfolio Assets - December 31, 2011

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Relative Value - Long/Short Debt
Allocation of Portfolio Assets - December 31, 2011

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Managed Futures
Allocation of Portfolio Assets - December 31, 2011

* Investments are a percentage of Total Net Assets.

Underlying Funds Trust

Expense Example – December 31, 2011 (Unaudited)

The following expense example is presented for Event Driven, Long/Short Equity, Managed Futures, Market Neutral, and Relative Value – Long/Short Debt (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/11 – 12/31/11).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
XPENSE EXAMPLE

Underlying Funds Trust

Expense Example – December 31, 2011 (continued) (Unaudited)

Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/11	12/31/11	7/1/11-12/31/11+

Actual^……………	$1,000.00	$984.20	$13.70
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,011.39	13.89

_________________________________________________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.00.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.74%, multiplied by the average account value over the period, multiplied by
   184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/11	12/31/11	7/1/11-12/31/11+

Actual^……………	$1,000.00	$1,013.50	$13.40
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,011.9	13.39
________________________________________________

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.15.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.64%, multiplied by the average account value over the period, multiplied by
   184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust

Expense Example – December 31, 2011 (continued) (Unaudited)

Market Neutral
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/11	12/31/11	7/1/11-12/31/11+

Actual^……………	$1,000.00	$979.80	$16.32
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,008.72	16.56

_________________________________________________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $9.98.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.27%, multiplied by the average account value over the period, multiplied by
  184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Relative Value – Long/Short Debt
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/11	12/31/11	7/1/11-12/31/11+

Actual^……………	$1,000.00	$972.40	$12.18
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,012.85	12.43

_______________________________________________
^ Excluding interest expense and dividends on short positions, your actual expenses would be $9.94.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.16.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.45%, multiplied by the average account value over the period, multiplied by
   184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust

Expense Example – December 31, 2011 (continued) (Unaudited)

Managed Futures
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	9/28/11	12/31/11	9/28/11-12/31/11+

Actual^……………	$1,000.00	$973.00	$5.18
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,007.49	5.27

^ Excluding interest expense, your actual expenses would be $5.03.
** Excluding interest expense, your hypothetical expenses would be $5.12.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense, of 2.06%, multiplied by the  average account value over the period, multiplied by 93/365 (to reflect the since inception date of September 28, 2011).

If interest expense were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
December 31, 2011
			Fair
		Shares	Value
COMMON STOCKS - 54.3%
Aerospace & Defense - 1.6%
Exelis, Inc.		7,000	$63,350
Goodrich Corp.		9,200	1,138,040
Point Blank Solutions, Inc. (a)		69,025	23,469
Total Aerospace & Defense			1,224,859

Auto Components - 1.0%
Cooper-Standard Holding, Inc. (a)		2,875	97,391
Delphi Automotive PLC (a)		1,250	26,925
Federal-Mogul Corp. (a)		12,375	182,531
Tenneco, Inc. (a)		3,375	100,507
Visteon Corp. (a)		6,937	346,434
Total Auto Components			753,788

Automobiles - 0.5%
Autocanada, Inc. (a)		58,606	368,175
General Motors Co. (a) (f)		6,000	2,280
Total Automobiles			370,455

Beverages - 0.5%
PepsiCo, Inc.		6,271	416,081
Biotechnology - 1.4%
Actelion Ltd.		500	17,167
Amarin Corp PLC - ADR (a)		20,852	156,181
Grifols SA - ADR (a)		9,986	55,223
Pharmasset, Inc. (a)		7,000	897,400
Total Biotechnology			1,125,971

Capital Markets - 1.0%
E*Trade Financial Corp. (a)		89,700	714,012
Och-Ziff Capital Management Group LLC		6,750	56,768
Total Capital Markets			770,780

Chemicals - 1.6%
Ferro Corp. (a)		91,125	445,601
Solutia, Inc. (a)		45,250	781,920
Total Chemicals			1,227,521

Commercial Banks - 0.0%
Suntrust Banks, Inc.		923	16,337
Commercial Services & Supplies - 0.7%
GlobalOptions Group, Inc. (a)		184,796	480,470
WCA Waste Corp. (a)		10,000	65,100
Total Commercial Services & Supplies			545,570

Communications Equipment - 1.8%
Blue Coat Systems, Inc. (a)		18,000	458,100
InterDigital, Inc.		16,353	712,500
Motorola Mobility Holdings, Inc. (a)		2,400	93,120
Ruggedcom, Inc. (a)		6,000	141,939
Tekelec (a)		2,700	29,511
Total Communications Equipment			1,435,170

Construction & Engineering - 0.1%
Wavin NV (a)		4,000	49,181
Construction Materials - 0.3%
Cimpor Cimentos de Portugal SGPS SA		4,000	27,526
Vulcan Materials Co.		5,000	196,750
Total Construction Materials			224,276

Containers & Packaging - 2.1%
Rock-Tenn Co.		13,126	757,370
Temple-Inland, Inc.		28,000	887,880
Total Containers & Packaging			1,645,250

Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.		2,000	74,400
Electric Utilities - 1.0%
Central Vermont Public Service Corp.		8,000	280,800
Exelon Corp.		1,497	64,925
Iberdrola SA		6,214	38,917
Progress Energy, Inc.		7,500	420,150
Total Electric Utilities			804,792

Electrical Equipment - 0.1%
Newave Energy Holding SA		200	11,838
SGL Carbon SE (a)		1,000	49,298
Total Electrical Equipment			61,136

Electronic Equipment, Instruments & Components - 0.2%
GTSI Corp. (a)		6,000	25,200
Laird PLC		55,000	131,709
Total Electronic Equipment, Instruments & Components			156,909

Energy Equipment & Services - 1.6%
C&J Energy Services, Inc. (a)		20,969	438,881
Complete Production Services, Inc. (a)		4,500	151,020
Rowan Cos, Inc. (a)		22,500	682,425
Total Energy Equipment & Services			1,272,326

Food & Staples Retailing - 0.0%
Winn-Dixie Stores, Inc. (a)		2,000	18,760
Food Products - 0.7%
Ralcorp Holdings, Inc. (a)		1,400	119,700
Sara Lee Corp.		21,775	411,983
Total Food Products			531,683

Gas Utilities - 0.2%
AGL Resources, Inc.		3,352	141,656
Health Care Equipment & Supplies - 1.3%
Accuray, Inc. (a)		1,000	4,230
Guided Therapeutics, Inc. (a)		204,674	311,104
SonoSite, Inc. (a)		6,051	325,907
Synovis Life Technologies, Inc. (a)		3,000	83,490
Synthes, Inc.		2,000	335,356
Total Health Care Equipment & Supplies			1,060,087

Health Care Providers & Services - 1.3%
American Dental Partners, Inc. (a)		12,000	225,960
Healthspring, Inc. (a)		15,000	818,100
Total Health Care Providers & Services			1,044,060

Hotels, Restaurants & Leisure - 2.2%
Buffets Restaurants Holdings, Inc. (a) (f)		1,912	4,780
Cedar Fair LP		75,140	1,615,510
Marriott International Inc.		1	29
McCormick & Schmicks Seafood Restaurants, Inc. (a)		4,700	41,078
Morton's Restaurant Group, Inc. (a)		1,000	6,880
Sonesta International Hotels Corp.		1,300	39,910
Total Hotels, Restaurants & Leisure			1,708,187

Household Durables - 0.0%
Nobility Homes, Inc.		2,000	11,420
Household Products - 0.1%
The Clorox Co.		1,500	99,840

Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc. (a)		12,000	33,240
Insurance - 2.6%
Assured Guaranty Ltd.		38,435	505,036
CNinsure, Inc. - ADR (a)		6,000	41,520
Delphi Financial Group, Inc.		15,000	664,500
Harleysville Group, Inc.		10,655	602,753
Transatlantic Holdings Inc.		4,500	246,285
Total Insurance			2,060,094

Internet & Catalog Retail - 0.6%
Expedia Inc.		6,750	195,885
Liberty Interactive Corp. (a)		15,750	255,386
Total Internet & Catalog Retail			451,271

Internet Software & Services - 0.7%
RightNow Technologies, Inc. (a)		6,000	256,380
Yahoo!, Inc. (a)		16,296	262,855
Total Internet Software & Services			519,235

Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. - ADR(a)		3,000	33,120
Machinery - 1.2%
Charter International PLC		20,000	293,515
Force Protection, Inc. (a)		0	0
Hamworthy PLC		2,000	25,624
ITT Corp.		3,500	67,655
Kverneland ASA (a)		30,000	53,421
Xylem, Inc.		20,312	521,815
Total Machinery			962,030

Marine - 0.3%
SeaCo Ltd. (a)		336,500	227,138
Media - 6.9%
AMC Networks, Inc. (a)		12,398	465,917
British Sky Broadcasting Group PLC		20,000	227,513
Cablevision Systems Corp.		20,200	287,244
Charter Communications, Inc. (a)		19,961	1,136,579
Cumulus Media, Inc. (a)		83,393	278,532
Fisher Communications, Inc. (a)		43,379	1,250,616
LIN TV Corp. - Class A (a)		2,138	9,044
Live Nation Entertainment, Inc. (a)		103,928	863,642
News Corp.		41,825	746,158
The Reader's Digest Association, Inc. (Acquired 02/23/10 - 09/01/11, Cost $651,949) (a) (d) (f)		38,833	179,603
Total Media			5,444,848

Metals & Mining - 0.7%
Camino Minerals Corp. (a)		4,000	530
Commercial Metals Co.		1,000	13,830
Corsa Coal Corp. (a)		175,000	96,196
Grande Cache Coal Corp. (a)		1,000	9,728
Halliburton Co. (a)		2,500	86,275
Jaguar Mining, Inc. (a)		1,500	9,570
Lundin Mining Corp. (a)		2,000	7,597
MAG Silver Corp. (a)		37,201	247,759
Ormet Corp. (Acquired 01/06/2010, Cost $11,406) (a) (d)		7,702	45,442
Quandra FNX Mining Ltd (a)		500	7,401
Walter Energy, Inc.		600	36,336
Total Metals & Mining			560,664

Multiline Retail - 0.6%
99 Cents Only Stores (a)		23,000	504,850
Oil, Gas & Consumable Fuels - 7.0%
Atlas Energy LP		46,566	1,131,554
BP PLC - ADR		9,476	405,004
El Paso Corp.		1,000	26,570
Energy XXI Bermuda Ltd. (a)		18,018	574,414
EV Energy Partner LP		675	44,483
EXCO Resources, Inc.		12,750	133,237
Heritage Commerce Corp. (a)		20,000	59,790
Lone Pine Resources, Inc. (a)		55,504	389,083
Marathon Oil Corp.		13,650	399,536
Southern Union Co.		6,000	252,660
The Williams Cos., Inc.		27,973	923,668
Xinergy Ltd. (a)		342,853	1,177,900
Total Oil, Gas & Consumable Fuels			5,517,899

Paper & Forest Products - 1.5%
Caraustar Industries, Inc. (Acquired 05/27/2010, Cost $302,686) (a) (d) (f)		142	984,452
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a) (d)		40,850	111,874
Tembec, Inc. (a) (f)		35,833	98,541
Wausau Paper Corp.		1,934	15,975
Total Paper & Forest Products			1,210,842

Professional Services - 0.1%
Anvil Mining Ltd. (a)		10,000	72,049
Real Estate Investment Trusts (REITs) - 3.4%
Huntingdon Real Estate Investment Trust (a)		331,760	2,605,232
Sabra Health Care REIT, Inc.		5,625	68,006
Total Real Estate Investment Trusts (REITS)			2,673,238

Real Estate Management & Development - 1.1%
MI Developments, Inc.		26,068	833,655
Road & Rail - 0.0%
YRC Worldwide, Inc. (a)		1,843	18,375
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Analogic Technologies, Inc. (a)		33,000	190,740
Aleo Solar AG (a)		500	13,848
LTX-Credence Corp. (a)		2,500	13,375
Magnachip Semiconductor Corp. (a)		8,737	65,354
Netlogic Microsystems, Inc. (a)		20,000	991,400
Novellus Systems, Inc. (a)		2,000	82,580
Spansion, Inc. (a)		29,267	242,331
Total Semiconductors & Semiconductor Equipment			1,599,628

Software - 2.5%
DemandTec, Inc. (a)		60,000	790,200
Magma Design Automation, Inc. (a)		40,000	287,200
Orc Group AB		1,000	12,496
SuccessFactors, Inc. (a)		23,000	917,010
Total Software			2,006,906

Specialty Retail - 0.7%
Broder Brothers Co. (a) (f)		49,472	544,192
Charming Shoppes, Inc. (a)		4,000	19,600
Total Specialty Retail			563,792

Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Goup, Inc.		7,400	63,862
People's United Financial Inc.		6,000	77,100
Total Thrifts & Mortgage Finance			140,962

Tobacco - 0.5%
Philip Morris International, Inc.		4,705	369,248
Trading Companies & Distributors - 0.3%
RSC Holdings, Inc. (a)		14,000	259,000
TOTAL COMMON STOCKS (Cost $39,585,242)			$42,852,579
			.
PREFERRED STOCKS - 0.9%
Real Estate Investment Trusts (REITs) - 0.9%
First Industrial Realty Trust, Inc.		31,303	675,832
TOTAL PREFERRED STOCKS (Cost $602,881)			$675,832

		Principal
		Amount
CONVERTIBLE BONDS - 0.2%
Marine - 0.2%
DryShips, Inc.
5.000%, 12/01/2014		$217,000	149,188
TOTAL CONVERTIBLE BONDS (Cost $156,174)			$149,188

CORPORATE BONDS - 7.1%
Consumer Finance - 1.4%
American General Finance Corp.
4.875%, 07/15/2012		470,000	451,200
Sears DC Corp.
9.140%, 03/13/2012		673,000	673,221
Total Consumer Finance			1,124,421
Food Products - 0.0%
Spectrum Brands Holdings, Inc.
12.000%, 08/28/2019 (Acquired 05/27/2010 - August 31, 2010, Cost $6,850) (d)		373	406
Health Care Equipment & Supplies - 0.0%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (f)		206,873	21
Hotels, Restaurants & Leisure - 0.5%
The River Rock Entertainment Authority
9.000%, 11/01/2018		343,000	265,825
Lone Star Steakhouse
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $90,497) (d) (f)		90,497	90,497
Total Hotels, Restaurants & Leisure			356,322

Insurance - 1.0%
MBIA Insurance Corp.
14.000%, 01/15/2033 (Acquired 07/06/2011, Cost $480,216) (b) (c)		785,000	439,600
14.000%, 01/15/2033 (b)		660,000	369,600
Total Insurance			809,200

Machinery - 0.1%
Milacron Escrow Corp.
11.500%, 05/15/2011 (e) (f)		1,000,000	41,250
Media - 0.8%
Clear Channel Communications, Inc.
11.000%, 08/01/2016		316,000	199,080
5.750%, 01/15/2013		465,000	441,750
Total Media			640,830
Metals & Mining - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850) (d) (e) (f)		1,000,000	100

Real Estate Investment Trusts (REITs) - 1.0%
Huntingdon Real Estate Investment Trust
7.500%, 12/31/2016 (Acquired 11/10/2011, Cost $417,649) (c) (f)		425,000	416,969
iStar Financial, Inc.
5.150%, 03/01/2012		390,000	388,050
Total Real Estate Investment Trusts (REITs)			805,019

Specialty Retail - 0.4%
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014		491,600	315,239
Textiles, Apparel & Luxury Goods - 1.9%
Broder Brothers Co.
12.000%, 10/15/2013		607,338	595,191
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	897,500
Total Textiles, Apparel & Luxury Goods			1,492,691

TOTAL CORPORATE BONDS (Cost $5,754,850)			$5,585,499

ESCROW NOTES - 0.1%
General Motors Co. (a) (f)		500,000	6,250
General Motors Co. (a) (f)		1,200,000	15,000
Lear Corp. (Acquired 11/18/2009, Cost $0) (a) (d) (f)		1,000,000	20,000
Six Flags Entertainment Corp. (a) (f)		600,000	0
Smurfit-Stone Container Corp. (a) (f)		7,125	0
Spansion LLC Escrow (Acquired 05/27/2010, Cost $0) (a) (d) (f)		999,300	29,696
US Oncology, Inc. Escrow (a)		292,000	3,650
TOTAL ESCROW NOTES (Cost $0)			$74,596

RIGHTS - 1.0%
American Medical Alert Corp. (f)		20,000	200
Gerber Scientific, Inc (f)		30,000	300
Keystone Automotive Operations, Inc (Acquired 05/27/10 - 03/28/11, Cost $871,807) (a) (d) (f)		39,672	501,936
Portola Packaging, Inc (Acquired 05/27/2009, Cost $515,000) (d) (f)		55,555	265,219
Sanofi (a)		11,000	13,200
TOTAL RIGHTS (Cost $1,386,807)			$780,855

WARRANTS - 0.0%
General Motors Co.
Expiration July 2016, Exercise Price: $10.00 (a)		310	3,636
Expiration July 2019, Exercise Price: $18.33 (a)		310	2,424
Huntingdon Real Estate Investment Trust
Expiration December 2016, Exercise Price: $90.00 (a) (f)		11,900	20,442
Spare Backup, Inc.
Expiration July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (e)		590,915	0
TOTAL WARRANTS (Cost $30)			$26,502

PURCHASED OPTIONS - 0.6%
		Contracts
Call Options - 0.2%
Cablevision Systems Corp.
Expiration February 2012, Exercise Price: $17.00		225	3,937
Volatility S&P 500
Expiration February 2012, Exercise Price: $32.50		45	8,550
Diamond Foods, Inc.
Expiration March 2012, Exercise Price: $39.00		23	7,820
Expiration March 2012, Exercise Price: $40.00		11	3,630
InterDigital, Inc.
Expiration March 2012, Exercise Price: $55.00		386	104,220
Yahoo!, Inc.
Expiration January 2012, Exercise Price: $17.50		780	21,060
Total Call Options			149,217

Put Options - 0.4%
Linkedin Corp.
Expiration February 2012, Exercise Price: $55.00		116	38,280
SPDR S&P 500 ETF Trust
Expiration January 2012, Exercise Price: $53.00		90	12,600
Expiration January 2012, Exercise Price: $122.00		113	14,012
Expiration January 2012, Exercise Price: $123.00		231	33,495
Expiration January 2012, Exercise Price: $124.00		338	59,488
Expiration January 2012, Exercise Price: $125.00		294	62,034
Expiration February 2012, Exercise Price: $120.00		154	34,958
Expiration February 2012, Exercise Price: $123.00		113	34,578
Groupon, Inc.
Expiration January 2012, Exercise Price: $19.00		259	36,260
Huntington Ingalls Industries
Expiration June 2012, Exercise Price: $30.00		23	5,635
Total Put Options			331,340

TOTAL PURCHASED OPTIONS (Cost $907,217)			$480,557

MONEY MARKET FUNDS - 6.7%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.16% (b)		5,319,360	5,319,360
TOTAL MONEY MARKET FUNDS (Cost $5,319,360)			5,319,360

Total Investments (Cost $53,712,561) - 70.9%			55,944,968

Other Assets in Excess of Liabilities - 29.1%			22,922,204
TOTAL NET ASSETS - 100.0%			$78,867,172

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PIK	Payment In-Kind

(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at December 31, 2011.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At December 31, 2011, the market value of these securities total $856,569 which represents 1.1% of total net assets.
(d) Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At December 31, 2011, the market value of these securities total $2,229,225 which represents 2.8% of total net assets.
(e) Default or other conditions exist and security is not presently accruing income.
(f) Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At December 31, 2011, the market value of these securities total $3,221,728 which represents 4.1% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Securities Sold Short
December 31, 2011
			Fair
		Shares	Value
COMMON STOCKS - 1.7%
Capital Markets - 0.1%
Credit Suisse Group AG - ADR		1,247	$29,279
Deutsche Bank AG		1,036	39,223
UBS AG		2,379	28,144
Total Capital Markets			96,646

Commercial Banks - 0.1%
Royal Bank of Scotland Group PLC - ADR		4,979	31,716
Construction Materials - 0.3%
Texas Industries, Inc.		6,963	214,321
Internet & Catalog Retail - 0.2%
Homeaway, Inc.		7,779	180,862
Internet Software & Services - 0.1%
Zillow, Inc.		3,500	78,680
Media - 0.7%
DreamWorks Animation SKG Inc.		3,375	56,008
Scripps Networks Interact, Inc.		2,250	95,445
Time Warner Cable, Inc.		6,750	429,098
Total Media			580,551

Metals & Mining - 0.1%
James River Coal Co.		11,250	77,850
Semiconductors & Semiconductor Equipment - 0.1%
First Solar, Inc.		1,683	56,818
TOTAL COMMON STOCKS (Proceeds $1,300,348)			$1,317,444

INVESTMENT COMPANIES - 16.5%
Other Investments - 16.5%
CurrencyShares Euro Trust		9,207	1,186,966
Industrial Select Sector SPDR Fund		40,000	1,350,000
iShares Russell 2000 Index Fund		32,299	2,380,113
SPDR Barclays Capital High Yield Bond ETF		19,200	738,240
SPDR S&P 500 ETF Trust		58,786	7,377,643
TOTAL INVESTMENT COMPANIES (Proceeds $13,617,834)			$13,032,962

		Principal
		Amount	Value
CORPORATE BONDS - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brookstone Co, Inc.
13.000%, 10/15/2014		$500,000	399,375
TOTAL CORPORATE BONDS (Proceeds $404,995)			399,375

FOREIGN GOVERNMENT NOTES/BONDS - 2.0%
Executive, Legislative, and Other General Government Support - 2.0%
France Government Bond OAT
3.250%, 10/25/2021		673,000	876,481
Spanish Government Bond
5.500%, 04/30/2021		502,000	663,876
Total Executive, Legislative, and Other General Government Support			1,540,357

TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $1,566,640)			1,540,357

Total Securities Sold Short (Proceeds $16,889,817) - 20.7%			$16,290,138

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Options Written
December 31, 2011

Call Options	Contracts	Value
Assured Guaranty Ltd.
Expiration: January 2012, Exercise Price: $15.00	386	$8,106
Atlas Energy LP
Expiration: January 2012, Exercise Price: $26.00	23	230
BP PLC
Expiration: January 2012, Exercise Price: $44.00	86	4,214
Votality S&P 500
Expiration: February 2012, Exercise Price: $40.00	45	4,500
Cedar Fair LP
Expiration: January 2012, Exercise Price: $22.50	46	1,150
Rydex Currency Shares
Expiration: January 2012, Exercise Price: $135.00	46	460
Diamond Foods, Inc.
Expiration: March 2012, Exercise Price: $45.00	34	6,290
E Trade Financial Corp.
Expiration: January 2012, Exercise Price: $9.00	45	270
Expiration: January 2012, Exercise Price: $10.00	45	90
Energy XXI Bermuda Ltd.
Expiration: January 2012, Exercise Price: $34.00	180	11,250
Groupon, Inc.
Expiration: January 2012, Exercise Price: $24.00	309	12,360
Huntington Ingalls Industries
Expiration: June 2012, Exercise Price: $35.00	23	3,623
InterDigital, Inc.
Expiration: March 2012, Exercise Price: $75.00	270	27,000
Expiration: March 2012, Exercise Price: $30.00	309	27,810
iShares Russell 2000 Index Fund
Expiration: January 2012, Exercise Price: $70.00	113	113
Linkedin Corp.
Expiration: February 2012, Exercise Price: $75.00	96	20,640
Live Nation Entertainment, Inc.
Expiration: January 2012, Exercise Price: $10.00	70	350
Expiration: January 2012, Exercise Price: $7.50	113	2,260
News Corp.
Expiration: January 2012, Exercise Price: $17.50	23	1,610
Rock-Tenn Co.
Expiration: January 2012, Exercise Price: $60.00	34	2,635
SPDR S&P 500 ETF Trust
Expiration: January 2012, Exercise Price: $57.00	90	450
Expiration: January 2012, Exercise Price: $129.00	56	5,096
Expiration: February 2012, Exercise Price: $127.00	154	51,128
Spectum Brands Holdings, Inc.
Expiration: January 2012, Exercise Price: $30.00	11	138
Yahoo!, Inc.
Expiration: January 2012, Exercise Price: $21.00	1,170	3,510
Total Call Options		195,283

Put Options
Huntingt Put Opt 6/12 22.500
Expiration: June 2012, Exercise Price: $22.50	23	1,322
SPDR S&P 500
Expiration: January 2012, Exercise Price: $49.00	180	5,400
Expiration: January 2012, Exercise Price: $117.00	535	25,145
Expiration: January 2012, Exercise Price: $119.00	406	28,420
Expiration: January 2012, Exercise Price: $120.00	113	9,266
Expiration: February 2012, Exercise Price: $113.00	154	16,786
Expiration: February 2012, Exercise Price: $118.00	56	10,304
Expiration: January 2012, Exercise Price: $113.00	68	34
Expiration: January 2012, Exercise Price: $115.00	68	68
Expiration: January 2012, Exercise Price: $120.00	68	68
Expiration: January 2012, Exercise Price: $121.00	23	2,392
Expiration: January 2012, Exercise Price: $122.00	90	90
Expiration: January 2012, Exercise Price: $123.00	23	23
Groupon, Inc.
Expiration: January 2012, Exercise Price: $15.00	386	10,036
Time Warner Cable, Inc.
Expiration: January 2012, Exercise Price: $60.00	46	2,300
Linkedin Corp.
Expiration: February 2012, Exercise Price: $40.00	116	7,250
Yahoo!, Inc.
Expiration: January 2012, Exercise Price: $14.00	468	3,276
BP PLC
Expiration: January 2012, Exercise Price: $37.50	52	572
Volatility S&P 500
Expiration: February 2012, Exercise Price: $23.00	45	5,062
Exelon Corp.
Expiration: January 2012, Exercise Price: $41.00	127	1,016
Scripps Network Interactive
Expiration: January 2012, Exercise Price: $40.00	11	605
Industrial Select Sector SPDR
Expiration: January 2012, Exercise Price: $31.00	68	748
Expiration: January 2012, Exercise Price: $32.00	68	1,564
Total Put Options		131,747

Total Options Written (Premiums received $782,256)		$327,030

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2011:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$480,557
Written Options			Written option contracts, at value	$327,030
Total		$480,557		$327,030

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2011:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(1,475,369)
Written Options	1,951,006
Total	$475,637

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(419,191)
Written Options	516,697
Total	$97,506

The average quarterly market value of purchased and written options during the period ended December 31, 2011 were as follows:

Purchased options	$606,179
Written options	$(412,090)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2011:

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$40,501,399	$537,332	(1)	$1,813,848	(2)	$42,852,579
Preferred Stocks	675,832	-		-		675,832
Convertible Bonds	-	149,188		-		149,188
Corporate Bonds	-	5,036,662		548,837		5,585,499
Escrow Notes	3,650	-		70,946		74,596
Rights	13,200	-		767,655		780,855
Warrants	6,060	-		20,442		26,502
Purchased Options	480,557	-		-		480,557
Money Market Funds	5,319,360	-		-		5,319,360
Total Long Investments in Securities	$47,000,058	$5,723,182		$3,221,728		$55,944,968

Securities Sold Short:
Common Stocks	1,317,444	-		-		1,317,444
Investment Companies	13,032,962	-		-		13,032,962
Corporate Bonds	-	399,375		-		399,375
Foreign Government Notes/Bonds	-	1,540,357		-		1,540,357
Total Securities Sold Short	$14,350,406	$1,939,732		$-		$16,290,138

Written Options	$327,030	$-		$-		$327,030

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Commercial Services & Supplies	$ 480,470
Household Durables	11,420
Metals & Mining	45,442
$ 537,332

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Automobiles	$ 2,280
	Hotels, Restaurants & Leisure	4,780
	Media	179,603
	Paper & Forest Products	1,082,993
	Specialty Retail	544,192
		$ 1,813,848

Transfers into Level 1		$ -
Transfers out of Level 1		(103,321)
Net transfers in and/or out of Level 1		$ (103,321)
Transfers were made out of Level 1 into Level 3 due to securities being priced with unobservable inputs versus being valued in an active market.

Transfers into Level 2		$ -
Transfers out of Level 2		(179,703)
Net transfers in and/or out of Level 2		$ (179,703)
Transfers were made into Level 2 from Level 3 due to securities being priced with observable inputs.

Transfers were made out of Level 2 into Level 3 due to securities being priced with unobservable inputs versus being valued in an active market.

Investments in Securities, at value
Balance as of December 31, 2010	$4,521,689
Accrued discounts/premiums	307,056
Realized gain (loss)	1,908,428
Change in unrealized appreciation	(467,567)
Purchases	1,317,344
Sales	(4,648,246)
Transfer in and/or out of Level 3	283,024
Balance as of December 31, 2011	$3,221,728

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2011	$(375,388)

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
December 31, 2011
			Fair
		Shares	Value
	COMMON STOCKS - 62.8%
	Aerospace & Defense - 0.2%
	AAR Corp.	22,700	$435,159
	Air Freight & Logistics - 0.8%
	Air Transport Services Group, Inc. (a)	98,670	465,722
	Atlas Air Worldwide Holdings, Inc. (a)	27,744	1,066,202
	XPO Logistics, Inc. (a)	17,659	218,089
	Total Air Freight & Logistics		1,750,013

	Auto Components - 0.3%
	TRW Automotive Holdings Corp. (a)	23,750	774,250
	Automobiles - 0.5%
	Daimler AG (a)	4,000	175,440
	Ford Motor Co. (a)	94,000	1,011,440
	Total Automobiles		1,186,880

	Biotechnology - 1.1%
	Alkermes PLC (a)	63,796	1,107,499
	Cubist Pharmaceuticals, Inc. (a)	18,100	717,122
	Myriad Genetics, Inc. (a)	24,509	513,218
	Zogenix, Inc. (a)	118,300	264,992
	Total Biotechnology		2,602,831

	Building Products - 0.3%
	NCI Building Systems, Inc. (a)	61,430	667,744
	Capital Markets - 1.0%
	Financial Engines, Inc. (a)	59,430	1,327,072
	Morgan Stanley	60,000	907,800
	Total Capital Markets		2,234,872

	Chemicals - 0.4%
	ADA-ES, Inc. (a)	11,400	258,096
	Koppers Holdings, Inc.	15,231	523,337
	LyondellBasell Industries NV	5,000	162,450
	Total Chemicals		943,883

	Commercial Banks - 0.6%
	Wells Fargo & Co.	46,000	1,267,760
	Commercial Services & Supplies - 1.0%
	Clean Harbors, Inc. (a)	10,567	673,435
	Copart, Inc. (a)	13,360	639,810
	Covanta Holding Corp.	23,600	323,084
	Deluxe Corp.	24,400	555,344
	Team, Inc. (a)	7,498	223,066
	Total Commercial Services & Supplies		2,414,739

	Communications Equipment - 4.1%
	Acme Packet, Inc.	10,000	309,100
	Arris Group, Inc. (a)	72,420	783,584
	Aruba Networks, Inc. (a)	27,000	500,040
	Brocade Communications Systems, Inc. (a)	367,500	1,907,325
	Cisco Systems, Inc.	60,000	1,084,800
	Harris Corp.	14,889	536,600
	Juniper Networks, Inc. (a)	20,500	418,405
	KVH Industries, Inc. (a)	70,010	544,678
	ORBCOMM, Inc. (a)	59,400	177,606
	Plantronics, Inc.	33,620	1,198,217
	Polycom, Inc. (a)	37,341	608,658
	Powerwave Technologies, Inc. (a)	63,000	131,040
	Qualcomm, Inc.	23,100	1,263,570
	Total Communications Equipment		9,463,623

	Computers & Peripherals - 1.8%
	Apple, Inc. (a)	4,700	1,903,500
	EMC Corp. (a)	28,400	611,736
	NCR Corp. (a)	36,100	594,206
	Seagate Technology PLC	67,100	1,100,440
	Total Computers & Peripherals		4,209,882

	Construction & Engineering - 1.5%
	Chicago Bridge & Iron Co. NV	18,100	684,180
	KBR, Inc.	13,400	373,458
	MasTec, Inc. (a)	87,425	1,518,572
	Quanta Services, Inc. (a)	46,142	993,899
	Total Construction & Engineering		3,570,109

	Consumer Finance - 0.5%
	Capital One Financial Corp.	25,500	1,078,395
	Diversified Financial Services - 0.9%
	Citigroup, Inc.	32,000	841,920
	JPMorgan Chase & Co.	37,500	1,246,875
	Total Diversified Financial Services		2,088,795

	Diversified Telecommunication Services - 1.1%
	8x8 Inc. (a)	104,657	331,763
	AboveNet, Inc. (a)	35,117	2,282,956
	Total Diversified Telecommunication Services		2,614,719

	Electrical Equipment - 0.2%
	EnerSys (a)	14,500	376,565
	Electronic Equipment, Instruments & Components - 1.9%
	Catch The Wind Ltd. (a)	148,000	36,319
	Corning, Inc.	55,400	719,092
	Electro Rent Corp.	36,337	623,180
	FEI Co. (a)	16,553	675,031
	Helix Wind Corp. (a)	301,628	30
	Newport Corp. (a)	98,000	1,333,780
	OSI Systems, Inc. (a)	14,423	703,554
	Trimble Navigation Ltd. (a)	9,906	429,920
	Total Electronic Equipment, Instruments & Components		4,520,906

	Energy Equipment & Services - 0.7%
	Hercules Offshore, Inc. (a)	86,996	386,262
	Noble Corp.	41,852	1,264,768
	Total Energy Equipment & Services		1,651,030

	Food Products - 0.6%
	The JM Smucker Co.	17,210	1,345,306
	Health Care Equipment & Supplies - 10.4%
	ABIOMED, Inc.	51,040	942,709
	Align Technology, Inc. (a)	51,720	1,227,057
	Analogic Corp.	10,609	608,108
	Angeion Corp. (a)	16,100	84,042
	AtriCure, Inc. (a)	205,601	2,282,171
	Boston Scientific Corp. (a)	140,500	750,270
	Covidien PLC	37,100	1,669,871
	DexCom, Inc. (a)	106,400	990,584
	Gen-Probe, Inc. (a)	32,100	1,897,752
	Haemonetics Corp. (a)	51,517	3,153,871
	Hologic, Inc. (a)	59,350	1,039,218
	IRIS International, Inc. (a)	48,990	458,057
	MAKO Surgical Corp. (a)	7,900	199,159
	Medtronic, Inc.	26,600	1,017,450
	Meridian Bioscience, Inc.	29,241	550,900
	Orthofix International NV (a)	12,396	436,711
	RTI Biologics, Inc. (a)	222,300	987,012
	Sirona Dental Systems, Inc.	5,900	259,836
	Spectranetics Corp. (a)	142,544	1,029,168
	Teleflex, Inc.	13,200	809,028
	Volcano Corp. (a)	69,100	1,643,889
	Wright Medical Group, Inc. (a)	93,134	1,536,711
	Zoll Medical Corp. (a)	9,182	580,119
	Total Health Care Equipment & Supplies		24,153,693

	Health Care Providers & Services - 0.6%
	Humana, Inc.	11,950	1,046,940
	Metropolitan Health Networks, Inc. (a)	28,950	216,256
	Total Health Care Providers & Services		1,263,196

	Health Care Technology - 0.2%
	HealthStream, Inc. (a)	20,900	385,605
	Hotels, Restaurants & Leisure - 1.0%
	Buffalo Wild Wings, Inc. (a)	10,229	690,560
	Royal Caribbean Cruises Ltd.	15,192	376,306
	Scientific Games Corp. (a)	131,430	1,274,871
	Total Hotels, Restaurants & Leisure		2,341,737

	Household Durables - 0.5%
	Tempur-Pedic International, Inc. (a)	12,813	673,067
	Toll Brothers, Inc. (a)	21,000	428,820
	Total Household Durables		1,101,887

	Industrial Conglomerates - 0.8%
	Carlisle Cos., Inc.	13,104	580,507
	General Electric Co.	71,000	1,271,610
	Total Industrial Conglomerates		1,852,117

	Insurance - 0.4%
	Hilltop Holdings, Inc. (a)	119,978	1,013,814
	Internet Software & Services - 4.7%
	Akamai Technologies, Inc. (a)	16,500	532,620
	Bankrate Inc. (a)	36,679	788,598
	DealerTrack Holdings, Inc. (a)	22,188	604,845
	Google Inc. (a)	5,110	3,300,549
	J2 Global, Inc.	49,649	1,397,123
	Keynote Sys, Inc.	31,779	652,741
	Liquidity Services, Inc. (a)	4,794	176,898
	NIC, Inc.	15,760	209,766
	Sina Corp. (a)	20,000	1,040,000
	ValueClick, Inc. (a)	83,625	1,362,251
	Yandex NV (a)	42,000	827,400
	Total Internet Software & Services		10,892,791

	IT Services - 2.2%
	Alliance Data Systems Corp. (a)	13,640	1,416,378
	Booz Allen Hamilton Holding Corp. (a)	36,877	636,128
	Cardtronics, Inc. (a)	41,370	1,119,472
	Heartland Payment Systems, Inc.	33,652	819,763
	iGate Corp.	9,225	145,109
	Jack Henry & Associates, Inc.	17,148	576,344
	The Hackett Group, Inc. (a)	32,571	121,816
	VeriFone Systems, Inc. (a)	6,346	225,410
	Total IT Services		5,060,420

	Life Sciences Tools & Services - 0.8%
	Affymetrix, Inc. (a)	163,230	667,611
	Agilent Technologies, Inc. (a)	11,500	401,695
	Mettler-Toledo International, Inc. (a)	5,061	747,560
	Total Life Sciences Tools & Services		1,816,866

	Machinery - 2.0%
	Astec Industries, Inc. (a)	18,728	603,229
	Barnes Group, Inc.	22,600	544,886
	ESCO Technologies, Inc.	12,490	359,462
	Flowserve Corp.	5,000	496,600
	Graco, Inc.	23,700	969,093
	Navistar International Corp. (a)	19,500	738,660
	Titan International, Inc.	15,030	298,224
	Wabash National Corp. (a)	69,246	542,889
	Total Machinery		4,553,043

	Media - 0.4%
	National CineMedia, Inc.	82,790	1,026,596
	Multi-Utilities - 0.7%
	NorthWestern Corp.	42,058	1,505,256
	Oil, Gas & Consumable Fuels - 3.4%
	Anadarko Petroleum Corp.	8,400	641,172
	Apache Corp.	2,478	224,457
	El Paso Corp.	17,300	459,661
	Endeavour International Corp. (a)	10,000	86,900
	Exxon Mobil Corp.	5,000	423,800
	Far East Energy Corp. (a)	450,000	94,500
	Goodrich Petroleum Corp. (a)	33,759	463,511
	Gulf Keystone Petroleum Ltd (a)	260,000	767,176
	Royal Dutch Shell PLC - ADR ADR	28,500	2,166,285
	Whiting Petroleum Corp. (a)	9,400	438,886
	World Fuel Services Corp.	52,850	2,218,643
	Total Oil, Gas & Consumable Fuels		7,984,991

	Paper & Forest Products - 0.0%
	Shanghai Songrui Forestry Products, Inc. (a) (c)	660,000	0
	Pharmaceuticals - 1.8%
	Allergan Inc.	13,400	1,175,716
	Bristol-Myers Squibb Co.	19,300	680,132
	Perrigo Co.	7,313	725,566
	Teva Pharmaceutical Industries Ltd. - ADR	40,100	1,618,436
	Total Pharmaceuticals		4,199,850

	Professional Services - 0.9%
	FTI Consulting, Inc. (a)	6,400	271,488
	ICF International, Inc. (a)	13,238	328,037
	Mistras Group, Inc. (a)	25,520	650,505
	Pfizer, Inc.	36,900	798,516
	Total Professional Services		2,048,546

	Road & Rail - 1.6%
	Con-way, Inc.	15,000	437,400
	Hertz Global Holdings, Inc. (a)	68,700	805,164
	Knight Transportation, Inc.	21,929	342,969
	Landstar System, Inc.	16,290	780,617
	Ryder System, Inc.	11,100	589,854
	Werner Enterprises, Inc.	27,170	654,797
	Total Road & Rail		3,610,801

	Semiconductors & Semiconductor Equipment - 2.4%
	Broadcom Corp.	25,000	734,000
	First Solar, Inc. (a)	26,000	877,760
	Integrated Device Technology, Inc. (a)	145,100	792,246
	International Rectifier Corp. (a)	46,420	901,477
	RF Micro Devices, Inc. (a)	90,000	486,000
	STR Holdings, Inc. (a)	108,000	888,840
	Ultratech, Inc. (a)	37,556	922,751
	Total Semiconductors & Semiconductor Equipment		5,603,074

	Real Estate Investment Trusts (REITs) - 0.0%
	Host Hotels & Resorts, Inc.	3,617	53,423
	Software - 3.7%
	CA, Inc.	30,300	612,515
	Magma Design Automation, Inc. (a)	218,930	1,571,917
	Mentor Graphics Corp. (a)	24,161	327,623
	Microsoft Corp.	141,500	3,673,340
	Opnet Technologies, Inc.	5,906	216,573
	Quest Software, Inc. (a)	68,160	1,267,776
	Rovi Corp. (a)	35,760	878,981
	Total Software		8,548,725

	Specialty Retail - 2.3%
	Appliance Recycling Centers of America, Inc. (a)	3,500	17,255
	Chico's FAS, Inc.	62,860	700,260
	Pier 1 Imports, Inc. (a)	14,005	195,090
	Select Comfort Corp. (a)	19,035	412,869
	The Cato Corp.	49,773	1,204,506
	The Finish Line, Inc.	56,800	1,095,388
	The Home Depot, Inc.	21,700	912,268
	Zumiez, Inc. (a)	25,451	706,520
	Total Specialty Retail		5,244,156

	Textiles, Apparel & Luxury Goods - 0.8%
	Carter's, Inc. (a)	36,220	1,441,918
	Oxford Industries, Inc.	9,970	449,847
	Total Textiles, Apparel & Luxury Goods		1,891,765

	Trading Companies & Distributors - 1.7%
	Beacon Roofing Supply, Inc. (a)	39,900	807,177
	GATX Corp.	9,700	423,502
	RSC Holdings, Inc. (a)	139,742	2,585,227
	United Rentals, Inc.	4,800	144,618
	Total Trading Companies & Distributors		3,960,524

	TOTAL COMMON STOCKS (Cost $138,470,629)		$145,310,337

	INVESTMENT COMPANIES - 0.7%
	Financial Select Sector SPDR Fund	120,000	1,560,000
	TOTAL INVESTMENT COMPANIES (Cost $1,543,978)		$1,560,000

	PURCHASED OPTIONS - 0.2%
	Call Options - 0.2%	Contracts
	AAR Corp.
	Expiration February 2012, Exercise Price: $20.00	116	9,570
	Archer-Daniels-Midland-Company
	Expiration January 2012, Exercise Price: $30.00	60	1,140
	Avon Products, Inc.
	Expiration January 2012, Exercise Price: $17.50	160	8,000
	DreamWorks Animation SKG, Inc.
	Expiration January 2012, Exercise Price: $17.50	186	2,325
	DreamWorks Animation SKG, Inc.
	Expiration January 2012, Exercise Price: $20.00	186	930
	Eaton Corporation
	Expiration January 2012, Exercise Price: $45.00	35	2,100
	Expeditors International of Washington, Inc.
	Expiration January 2012, Exercise Price: $42.50	87	3,480
	Fiserv, Inc.
	Expiration January 2012, Exercise Price: $60.00	64	3,680
	The Gap, Inc.
	Expiration January 2012, Exercise Price: $19.00	186	7,068
	iPath S&P 500
	Expiration January 2012, Exercise Price: $36.00	92	98,440
	Legg Mason, Inc.
	Expiration January 2012, Exercise Price: $35.00	150	375
	MAKO Surgical Corp.
	Expiration January 2012, Exercise Price: $22.50	161	53,130
	Molson Coors Brewing Co.
	Expiration January 2012, Exercise Price: $40.00	55	20,075
	Molson Coors Brewing Co.
	Expiration January 2012, Exercise Price: $45.00	55	1,925
	PerkinElmer, Inc.
	Expiration January 2012, Exercise Price: $20.00	188	10,340
	Pitney Bowes, Inc.
	Expiration January 2012, Exercise Price: $19.00	168	4,200
	Pitney Bowes, Inc.
	Expiration January 2012, Exercise Price: $21.00	168	840
	Staples, Inc.
	Expiration January 2012, Exercise Price: $15.00	120	1,200
	Stryker Corporation
	Expiration January 2012, Exercise Price: $45.00	197	96,530
	Expiration January 2012, Exercise Price: $46.00	81	32,400
	Total Call Options		357,748

	Put Options - 0.1%
	Avon Products, Inc.
	Expiration January 2012, Exercise Price: $14.00	160	400
	Seattle Genetics, Inc.
	Expiration January 2012, Exercise Price: $20.00	74	24,420
	SPDR Select Sector Fund
	Expiration January 2012, Exercise Price: $12.00	200	1,800
	Expiration January 2012, Exercise Price: $35.00	197	12,805
	Sigma-Aldrich Corporation
	Expiration January 2012, Exercise Price: $65.00	39	11,992
	SPDR S&P 500
	Expiration January 2012, Exercise Price: $126.00	201	50,451
	Expiration January 2012, Exercise Price: $128.00	302	109,928
	Expiration January 2012, Exercise Price: $125.00	925	53,385
	Expiration January 2012, Exercise Price: $120.00	84	84
	Total Put Options		$265,265

	TOTAL PURCHASED OPTIONS (Cost $700,030)		$623,013

	MONEY MARKET FUNDS - 14.6%
	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
	12/31/2031, 0.16% (b)	33,746,751	33,746,751
	TOTAL MONEY MARKET FUNDS (Cost $33,746,751)		$33,746,751

	Total Investments (Cost $174,461,388) - 78.3%		181,240,101

	Other Assets in Excess of Liabilities - 21.7%		50,084,321
	TOTAL NET ASSETS - 100.0%		$231,324,422

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at December 31, 2011.
(c)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in
	determining the fair value of the investments). At December 31, 2011, the market value of these securities total $0
	which represent 0.0% of total net assets.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
	Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
	Services, LLC.

	The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Securities Sold Short
December 31, 2011
			Fair
		Shares	Value
COMMON STOCKS 23.2%
Aerospace & Defense - 0.8%
Aerovironment, Inc.		4,950	$155,776
Ceradyne, Inc.		25,864	692,638
Huntington Ingalls Industries, Inc.		23,775	743,682
Spirit Aerosystems Holdings, Inc.		13,620	283,024
Total Aerospace & Defense			1,875,120

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.		8,008	558,798
Expeditors International of Washington, Inc.		8,700	356,352
Total Air Freight & Logistics			915,150

Automobiles - 0.3%
Harley-Davidson, Inc.		18,858	733,010
Beverages - 0.2%
Molson Coors Brewing Co.		11,000	478,940
Biotechnology - 1.8%
Acorda Therapeutics, Inc.		25,420	606,013
BioCryst Pharmaceuticals, Inc.		44,310	109,446
Cepheid, Inc.		14,123	485,972
Gilead Sciences, Inc.		22,100	904,553
Incyte Corp. Ltd.		17,490	262,525
Onyx Pharmaceuticals, Inc.		16,750	736,163
Regeneron Pharmaceuticals, Inc.		6,880	381,358
Seattle Genetics, Inc.		34,337	573,943
Spectrum Pharmaceuticals, Inc.		2,900	42,427
Total Biotechnology			4,102,400

Capital Markets - 0.6%
Deutsche Bank AG		22,700	859,422
Waddell & Reed Financial, Inc.		25,640	635,103
Total Capital Markets			1,494,525

Chemicals - 0.6%
Huntsman Corp.		25,926	259,260
Kronos Worldwide, Inc.		41,029	740,163
Sigma-Aldrich Corp.		8,000	499,680
Total Chemicals			1,499,103

Commercial Banks - 0.1%
M&T Bank Corp.		2,690	205,355
Commercial Services & Supplies - 1.7%
Avery Dennison Corp.		8,670	248,656
HNI Corp.		28,965	755,986
Interface, Inc.		108,109	1,247,578
Mine Safety Appliances Co.		27,504	910,932
Pitney Bowes, Inc.		16,800	311,472
Ritchie Bros Auctioneers, Inc.		8,300	183,264
Stericycle, Inc.		3,200	249,344
Total Commercial Services & Supplies			3,907,232

Communications Equipment - 0.5%
Acme Packet, Inc.		9,797	302,825
DragonWave, Inc.		109,410	377,465
Emulex Corp.		54,897	376,593
Ubiquiti Networks, Inc.		10,980	200,165
Total Communications Equipment			1,257,048

Computers & Peripherals - 0.2%
Lexmark International, Inc.		13,580	449,091
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.		27,000	1,083,240
Electrical Equipment - 0.2%
II-VI, Inc.		29,120	534,643
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.		3,686	137,893
Benchmark Electronics, Inc.		38,199	514,541
Jabil Circuit, Inc.		14,627	287,567
Plexus Corp.		9,427	258,111
Total Electronic Equipment, Instruments & Components			1,198,112

Food & Staples Retailing - 0.2%
Sysco Corp.		17,000	498,610
Food Products - 0.1%
Archer-Daniels-Midland Co.		6,000	171,600
Green Mountain Coffee Roasters, Inc.		2,660	119,301
Total Food Products			290,901

Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.		24,970	690,920
ABIOMED, Inc.		4,500	83,115
China Kanghui Holdings, Inc. - ADR		7,890	116,299
CONMED Corp.		14,963	384,100
DENTSPLY International, Inc.		22,200	776,778
Edwards Lifesciences Corp.		4,000	282,800
Insulet Corp.		15,040	283,203
Intuitive Surgical, Inc.		800	370,408
Neogen Corp.		1,680	51,475
ResMed, Inc.		5,300	134,620
Sirona Dental Systems, Inc.		5,030	221,521
STERIS Corp.		13,800	411,516
Total Health Care Equipment & Supplies			3,806,755

Health Care Providers & Services - 0.5%
Accretive Health, Inc.		11,700	268,866
Aetna, Inc.		5,800	244,702
CIGNA Corp.		4,400	184,800
Henry Schein, Inc.		2,700	173,961
WellPoint, Inc.		4,100	271,625
Total Health Care Providers & Services			1,143,954

Health Care Technology - 0.2%
Medidata Solutions, Inc.		19,300	419,775
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.		7,700	369,369
Household Durables - 0.3%
Mohawk Industries, Inc.		6,831	408,835
Whirlpool Corp.		4,180	198,341
Total Household Durables			607,176

Industrial Conglomerates - 0.1%
Danaher Corp.		7,100	333,984
Insurance - 0.3%
Protective Life Corp.		30,370	685,147
Internet & Catalog Retail - 0.1%
Nutrisystem, Inc.		9,910	128,136
Internet Software & Services - 1.1%
Constant Contact, Inc.		36,370	844,148
KIT Digital, Inc.		35,240	297,778
Open Text Corp.		19,150	979,331
VistaPrint NV		10,330	316,098
Total Internet Software & Services			2,437,355

IT Services - 1.6%
Fiserv, Inc.		6,400	375,936
Infosys Ltd. - ADR		8,599	441,817
International Business Machines Corp.		11,500	2,114,620
Neustar, Inc.		22,235	759,770
Total IT Services			3,692,143

Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.		24,404	1,366,136
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.		18,800	376,000
Machinery - 1.9%
Eaton Corp.		3,500	152,355
Joy Global, Inc.		2,787	208,941
Kaydon Corp.		24,028	732,854
Meritor, Inc.		24,830	132,096
NACCO Industries, Inc.		10,211	911,026
Nordson Corp.		7,281	299,832
Tennant Co.		27,867	1,083,190
Titan International, Inc.		42,719	831,312
Total Machinery			4,351,606

Media - 0.1%
DreamWorks Animation SKG Inc.		18,600	308,667
Metals & Mining - 0.1%
Avalon Rare Metals, Inc.		42,880	102,054
Great Panther Silver Ltd.		52,019	101,437
Minefinders Corp.		5,600	59,360
Total Metals & Mining			262,851

Multiline Retail - 0.3%
Dillard's Inc.		15,525	696,762
Office Electronics - 0.3%
Zebra Technologies Corp.		18,978	679,033
Oil, Gas & Consumable Fuels - 0.3%
Amyris, Inc.		25,570	295,078
Northern Oil and Gas, Inc.		13,010	311,980
Total Oil, Gas & Consumable Fuels			607,058

Personal Products - 0.7%
Avon Products, Inc.		16,000	279,520
Medifast, Inc.		19,880	272,754
Prestige Brands Holdings, Inc.		67,304	758,516
USANA Health Sciences, Inc.		12,190	370,210
Total Personal Products			1,681,000

Pharmaceuticals - 1.2%
Hospira, Inc.		4,200	127,554
Johnson & Johnson		20,031	1,313,633
Perrigo Co.		3,900	379,470
Pfizer, Inc.		40,100	867,764
Total Pharmaceuticals			2,688,421

Professional Services - 0.3%
Manpower, Inc.		17,141	612,791
Real Estate Investment Trusts (Reits) - 0.3%
HCP, Inc.		6,800	281,724
Coresite Realty Corp.		18,750	334,125
Total Real Estate Investment Trusts (Reits)			615,849

Semiconductors & Semiconductor Equipment - 0.4%
Cabot Microelectronics Corp.		4,007	189,331
NVE Corp.		5,820	323,185
Omnivision Technologies, Inc.		43,900	537,116
Total Semiconductors & Semiconductor Equipment			1,049,632

Software - 0.3%
Interactive Intelligence Group Com		3,102	71,098
Salesforce.com, Inc.		1,400	142,044
VanceInfo Technologies, Inc. - ADR ADR		18,720	169,790
Websense, Inc.		13,290	248,922
Total Software			631,854

Specialty Retail - 0.5%
Aeropostale, Inc.		9,820	149,755
Cabela's, Inc.		7,412	188,413
Chico's FAS, Inc.		26,961	300,345
Staples, Inc.		12,000	166,680
The Gap, Inc.		18,600	345,030
Total Specialty Retail			1,150,223

Textiles, Apparel & Luxury Goods - 1.0%
Lululemon Athletica, Inc.		17,150	800,219
PVH Corp.		2,370	167,061
Ralph Lauren Corp.		3,600	497,088
True Religion Apparel, Inc.		8,370	289,435
VF Corp.		4,980	632,410
Total Textiles, Apparel & Luxury Goods			2,386,213

Trading Companies & Distributors - 0.0%
United Rentals, Inc.		200	5,910

TOTAL COMMON STOCKS (Proceeds $55,482,742)			$53,616,280

EXCHANGE TRADED FUNDS - 8.7%
Consumer Discretionary Select Sector SPDR Fund		6,789	264,907
Industrial Select Sector SPDR Fund		6,494	219,173
iPATH S&P 500 VIX Short-Term Futures ETN		92,000	3,268,760
iShares Dow Jones Transportation Average Index Fund		3,079	275,478
iShares Russell 2000 Index Fund		28,100	2,070,689
iShares S&P TR 500 Index		24,500	3,086,020
Powershares QQQ Trust Series 1		107,332	5,992,346
SPDR S&P 500 ETF Trust		30,000	3,765,000
SPDR S&P MidCap 400 ETF Trust		1,628	259,731
SPDR S&P Retail ETF		7,381	387,871
Technology Select Sector SPDR Fund		18,949	482,252
TOTAL EXCHANGE TRADED FUNDS (Proceeds $20,613,506)			$20,072,227

Total Securities Sold Short (Proceeds $76,096,248) - 31.9%			$73,688,507

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Options Written
December 31, 2011
		Fair
	Contracts	Value
Call Options
iPath S&P
Expiration: January 2012, Exercise Price: $39.00	1,840	$62,560
Total Call Options		62,560

Put Options
Aar Corp.
Expiration: February 2012, Exercise Price: $12.50	116	870
Pitney Bowes, Inc.
Expiration: January 2012, Exercise Price: $16.00	70	525
SPDR S&P 500
Expiration: January 2012, Exercise Price: $115.00	84	84
Expiration: January 2012, Exercise Price: $121.00	1,220	19,520
Expiration: January 2012, Exercise Price: $122.00	785	785
Yahoo!, Inc.
Expiration: January 2012, Exercise Price: $16.00	780	780
Total Put Options		22,564
Total Options Written (Premiums received $121,900)		$85,124

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2011:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$623,013
Written Options			Written option contracts, at value	85,124
Total		$623,013		$85,124

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2011:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$ (2,088,292)
Written Options	2,243,656
Total	$ 155,364

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$ (13,561)
Written Options	(36,693)
Total	$ (50,254)

The average quarterly market value of purchased and written options during the period ended December 31, 2011 were as follows:

Purchased options	$ 606,568
Written options	$ (363,015)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3			Total
Common Stocks	$145,310,337	$-	$0	(1)	(2)	$145,310,337
Investment Companies	1,560,000	-	-			1,560,000
Purchased Options	623,013	-	-			623,013
Money Market Funds	33,746,751	-	-			33,746,751
Total Investment in Securities	$181,240,101	$-	$-			$181,240,101

Securities Sold Short:
Common Stocks	$53,616,280	$-	$-			$53,616,280
Exchange Traded Funds	20,072,227	-	-			20,072,227
Total Securities Sold Short	$73,688,507	$-	$-			$73,688,507

Written Options	$85,124	$-	$-			$85,124

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Paper & Forest Products	$ -

(2) Amount is less than $ 0.50.

There were no transfers into or out of Level 1 or Level 2 during the period.

Underlying Funds Trust
Market Neutral
Schedule of Investments
December 31, 2011
			Fair
		Shares	Value
	COMMON STOCKS - 72.0%
	Aerospace & Defense - 3.8%
	Northrop Grumman Corp.	3,450	$201,756
	Raytheon Co.	32,150	1,555,417
	Textron, Inc.	35,600	658,244
	Total Aerospace & Defense		2,415,417

	Auto Components - 1.5%
	American Axle & Manufacturing Holdings, Inc. (a)	37,000	365,930
	Lear Corp.	14,800	589,040
	Total Auto Components		954,970

	Beverages - 0.3%
	Dr Pepper Snapple Group, Inc.	5,250	207,270
	Biotechnology - 0.3%
	Alexion Pharmaceuticals, Inc. (a)	2,300	164,450
	Chemicals - 2.5%
	Eastman Chemical Co.	3,100	121,086
	Huntsman Corp.	77,350	773,500
	International Flavors & Fragrances, Inc.	3,500	183,470
	Kronos Worldwide, Inc.	4,850	87,494
	PPG Industries, Inc.	2,350	196,201
	Sigma-Aldrich Corp.	3,150	196,749
	Total Chemicals		1,558,500

	Commercial Banks - 0.5%
	International Bancshares Corp.	10,350	189,767
	Suntrust Banks, Inc.	9,000	159,300
	Total Commercial Banks		349,067

	Commercial Services & Supplies - 1.7%
	Deluxe Corp.	7,500	170,700
	Herman Miller, Inc.	9,050	166,973
	Iron Mountain, Inc.	5,550	170,940
	Mine Safety Appliances Co.	5,050	167,256
	Rollins, Inc.	9,550	212,201
	Waste Connections, Inc.	4,950	164,043
	Total Commercial Services & Supplies		1,052,113

	Communications Equipment - 0.9%
	Alcatel-Lucent - ADR (a)	84,966	132,547
	Qualcomm, Inc.	8,251	451,330
	Total Communications Equipment		583,877

	Computers & Peripherals - 2.9%
	Apple, Inc. (a)	4,515	1,828,575
	Construction & Engineering - 0.3%
	Chicago Bridge & Iron Co. NV	5,400	204,120
	Construction Materials - 1.0%
	Martin Marietta Materials, Inc.	8,000	603,280
	Diversified Consumer Services - 0.5%
	Apollo Group, Inc. (a)	3,600	193,932
	ITT Educational Services, Inc. (a)	1,650	93,868
	Total Diversified Consumer Services		287,800
	Diversified Financial Services - 0.2%
	Moody's Corp.	4500	151,560
	Diversified Telecommunication Services - 0.4%
	Cogent Communications Group, Inc. (a)	15,049	254,178
	Electric Utilities - 0.5%
	Entergy Corp.	2,250	164,363
	ITC Holdings Corp.	2,200	166,936
	Total Electric Utilities		331,299

	Electrical Equipment - 0.6%
	Hubbell, Inc.	2,750	183,865
	Rockwell Automation, Inc.	2,300	168,751
	Total Electrical Equipment		352,616

	Electronic Equipment, Instruments & Components - 0.5%
	AVX Corp.	12,050	153,758
	Jabil Circuit, Inc.	9,250	181,855
	Total Electronic Equipment, Instruments & Components		335,613

	Energy Equipment & Services - 1.9%
	National Oilwell Varco, Inc.	7,000	475,930
	Patterson UTI Energy, Inc.	9,100	181,818
	Weatherford International Ltd. (a)	36,000	527,040
	Total Energy Equipment & Services		1,184,788

	Food Products - 0.8%
	Hormel Foods Corp.	4,850	142,056
	Sara Lee Corp.	10,800	204,336
	The Hershey Co.	2,100	129,738
	Total Food Products		476,130

	Gas Utilities - 0.3%
	Questar Corp.	10,350	205,551
	Health Care Equipment & Supplies - 0.8%
	Covidien PLC	3,550	159,785
	DENTSPLY International, Inc.	5,000	174,950
	Thoratec Corp. (a)	4,500	151,020
	Total Health Care Equipment & Supplies		485,755

	Health Care Providers & Services - 1.3%
	Aetna, Inc.	4,050	170,870
	AmerisourceBergen Corp.	5,150	191,529
	Coventry Health Care, Inc. (a)	4,150	126,035
	Health Net, Inc. (a)	6,900	209,898
	WellPoint, Inc.	2,200	145,750
	Total Health Care Providers & Services		844,082

	Health Care Technology - 0.3%
	Cerner Corp. (a)	3,100	189,875
	Hotels, Restaurants & Leisure - 1.4%
	Brinker International, Inc.	8,900	238,164
	Chipotle Mexican Grill, Inc. (a)	600	202,644
	Starbucks Corp.	4,700	216,247
	The Cheesecake Factory, Inc. (a)	7,500	220,125
	Total Hotels, Restaurants & Leisure		877,180

	Household Durables - 0.2%
	Tupperware Brands Corp.	2,300	128,731
	Household Products - 0.5%
	Kimberly-Clark Corp.	1,650	121,374
	The Clorox Co.	2,450	163,072
	Total Household Products		284,446

	Insurance - 0.8%
	Aflac, Inc.	3,600	155,736
	Lincoln National Corp.	8,850	171,867
	The Progressive Corp.	9,400	183,394
	Total Insurance		510,997

	Internet Software & Services - 2.4%
	Equinix, Inc. (a)	4,515	457,821
	Google Inc. (a)	1,027	663,339
	IAC/InterActiveCorp. (a)	4,850	206,610
	KIT Digital, Inc. (a)	24,455	206,645
	Total Internet Software & Services		1,534,415

	IT Services - 4.1%
	Cognizant Technology Solutions Corp. (a)	13,168	846,834
	Computer Sciences Corp.	6,000	142,200
	DST Systems, Inc.	3,900	177,528
	Gartner, Inc. (a)	5,250	182,543
	Servicesource International, Inc. (a)	18,848	295,725
	Teradata Corp. (a)	6,332	307,165
	VeriFone Systems, Inc. (a)	17,491	621,280
	Total IT Services		2,573,275

	Leisure Equipment & Products - 0.5%
	Mattel, Inc.	5,600	155,456
	Polaris Industries, Inc.	2,700	151,146
	Total Leisure Equipment & Products		306,602

	Life Sciences Tools & Services - 0.2%
	Techne Corp.	2,200	150,172
	Machinery - 5.2%
	Crane Co.	3,300	154,143
	Cummins, Inc.	6,900	607,338
	Flowserve Corp.	14,360	1,426,235
	Graco, Inc.	3,600	147,204
	Nordson Corp.	3,250	133,835
	Oshkosh Corp. (a)	39,050	834,889
	Total Machinery		3,303,644

	Media - 0.9%
	Sirius XM Radio, Inc. (a)	240,154	437,080
	Virgin Media, Inc.	6,350	135,763
	Total Media		572,843

	Metals & Mining - 0.4%
	Cliffs Natural Resources, Inc.	2,100	130,935
	United States Steel Corp.	4,550	120,393
	Total Metals & Mining		251,328

	Multiline Retail - 0.3%
	Dollar Tree, Inc. (a)	2,550	211,930
	Office Electronics - 0.1%
	Xerox Corp.	10,700	85,172
	Oil, Gas & Consumable Fuels - 15.6%
	Approach Resources, Inc. (a)	22,075	649,226
	Cabot Oil & Gas Corp.	6,950	527,505
	Comstock Resources, Inc. (a)	39,395	602,743
	Devon Energy Corp.	14,900	923,800
	EQT Corp.	2,600	142,454
	Exxon Mobil Corp.	21,330	1,807,931
	Hess Corp.	8,850	502,680
	Hollyfrontier Corp.	42,072	984,485
	Marathon Oil Corp.	36,300	1,062,501
	Marathon Petroleum Corp.	20,650	687,438
	Noble Energy, Inc.	2,150	202,938
	Petroleum Development Corp. (a)	18,750	658,313
	Pioneer Natural Resources Co.	7,200	644,256
	SM Energy Co.	2,300	168,130
	Rex Energy Corp. (a)	20,000	295,200
	Total Oil, Gas & Consumable Fuels		9,859,600

	Personal Products - 0.3%
	Herbalife Ltd.	3,550	183,429
	Professional Services - 0.7%
	Equifax, Inc.	5,700	220,818
	The Corporate Executive Board Co.	5,350	203,835
	Total Professional Services		424,653

	Real Estate Investment Trusts (REITs) - 1.5%
	Apartment Investment & Management Co.	7,650	175,262
	Hospitality Properties Trust	7,450	171,201
	The Macerich Co.	4,050	204,930
	UDR, Inc.	6,850	171,935
	Ventas, Inc.	3,750	206,737
	Total Real Estate Investment Trusts (REITs)		930,065

	Semiconductors & Semiconductor Equipment - 2.6%
	Altera Corp.	3,750	139,125
	Atmel Corp. (a)	13,700	110,970
	Avago Technologies Ltd.	4,550	131,313
	Cirrus Logic, Inc. (a)	21,406	339,285
	Cypress Semiconductor Corp.	30,083	508,102
	Integrated Device Technology, Inc. (a)	75,264	410,942
	Sunpower Corp. (a)	80	498
	Total Semiconductors & Semiconductor Equipment		1,640,235

	Software - 6.8%
	ACI Worldwide, Inc. (a)	5,300	151,792
	Citrix Systems, Inc.	4,515	274,151
	CommVault Systems, Inc. (a)	16,931	723,292
	Electronic Arts, Inc. (a)	6,800	140,080
	Factset Research Systems, Inc.	2,100	183,288
	Fortinet, Inc. (a)	10,653	232,342
	MICROS Systems, Inc. (a)	4,200	195,636
	Nuance Communications, Inc. (a)	26,335	662,589
	Red Hat, Inc. (a)	17,268	712,996
	Sourcefire, Inc. (a)	10,653	344,944
	Take-Two Interactive Software, Inc. (a)	33,860	458,803
	VASCO Data Security International, Inc. (a)	13,509	88,079
	VMware, Inc. (a)	1,664	138,428
	Total Software		4,306,420

	Specialty Retail - 1.1%
	ANN, Inc. (a)	6,750	167,265
	Chico's FAS, Inc.	9,300	103,602
	Ltd. Brands, Inc.	4,500	181,575
	PetSmart, Inc.	4,350	223,111
	Total Specialty Retail		675,553

	Textiles, Apparel & Luxury Goods - 0.3%
	Fossil, Inc. (a)	2,150	170,624
	Tobacco - 0.2%
	Lorillard, Inc.	1,250	142,500
	Trading Companies & Distributors - 1.2%
	WW Grainger, Inc.	3,900	730,041
	Wireless Telecommunication Services - 0.9%
	American Tower Corp. (a)	3,500	210,035
	Telephone & Data Systems, Inc.	6,700	173,463
	United States Cellular Corp. (a)	3,750	163,613
	Total Wireless Telecommunication Services		547,111

	TOTAL COMMON STOCKS (Cost $43,462,823)		$45,421,852

	MONEY MARKET FUNDS - 17.4%
	Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
	12/31/2031, 0.16% (b)	10,967,341	10,967,341
	TOTAL MONEY MARKET FUNDS (Cost $10,967,341)		10,967,341

	Total Investments (Cost $54,430,164) - 89.4%		56,389,193

	Other Assets in Excess of Liabilities - 10.6%		6,670,843
	TOTAL NET ASSETS - 100.0%		$63,060,036

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Rate shown is the seven day yield as of December 31, 2011.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
	Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
	Services, LLC.

	The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Securities Sold Short
December 31, 2011
			Fair
		Shares	Value
COMMON STOCKS - 58.2%
Aerospace & Defense - 5.2%
Moog, Inc.		18,000	$790,740
Northrop Grumman Corp.		18,020	1,053,810
Precision Castparts Corp.		1,300	214,227
Spirit Aerosystems Holdings, Inc.		7,800	162,084
United Technologies Corp.		14,350	1,048,841
Total Aerospace & Defense			3,269,702

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.		2,900	202,362
Auto Components - 1.3%
BorgWarner, Inc.		12,650	806,311
Beverages - 0.2%
Coca-Cola Enterprises, Inc.		5,800	149,524
Biotechnology - 0.6%
Regeneron Pharmaceuticals, Inc.		2,950	163,519
United Therapeutics Corp.		3,900	184,275
Total Biotechnology			347,794

Building Products - 0.3%
Lennox International, Inc.		4,700	158,625
Capital Markets - 1.1%
Eaton Vance Corp.		7,000	165,480
Lazard Ltd.		6,650	173,632
Northern Trust Corp.		4,900	194,334
TD Ameritrade Holding Corp.		10,900	170,585
Teton Advisors, Inc.		6	114
Total Capital Markets			704,145

Chemicals - 2.1%
Ecolab, Inc.		3,250	187,883
Praxair, Inc.		1,850	197,765
The Dow Chemical Co.		32,150	924,634
Total Chemicals			1,310,282

Commercial Banks - 0.2%
Westamerica Bancorporation		3,200	140,480
Commercial Services & Supplies - 1.1%
Avery Dennison Corp.		5,900	169,212
Pitney Bowes, Inc.		8,800	163,152
Stericycle, Inc.		2,400	187,008
Waste Management, Inc.		5,250	171,727
Total Commercial Services & Supplies			691,099

Communications Equipment - 1.3%
Ciena Corp.		18,680	226,028
JDS Uniphase Corp.		9,073	94,722
Juniper Networks, Inc.		10,909	222,653
Telefonaktiebolaget LM Ericsson - ADR		24,509	248,276
Total Communications Equipment			791,679

Computers & Peripherals - 0.3%
Dell, Inc.		13,842	202,508
Construction Materials - 0.2%
Martin Marietta Materials, Inc.		1,900	143,279
Consumer Finance - 0.0%
Netspend Holdings, Inc.		210	1,703
Containers & Packaging - 0.2%
Crown Holdings, Inc.		4,300	144,394
Diversified Consumer Services - 0.3%
Matthews International Corp.		5,700	179,151
Diversified Financial Services - 0.8%
IntercontinentalExchange, Inc.		1,500	180,825
Moody's Corp.		8,935	300,931
Total Diversified Financial Services			481,756

Electrical Equipment - 0.5%
Roper Industires, Inc.		2,100	182,427
The Babcock & Wilcox Co.		6,250	150,875
Total Electrical Equipment			333,302

Electronic Equipment, Instruments & Components - 0.8%
Itron, Inc.		4,600	164,542
Tech Data Corp.		3,278	161,966
Trimble Navigation Ltd.		3,550	154,070
Total Electronic Equipment, Instruments & Components			480,578

Energy Equipment & Services - 2.0%
Dril-quip, Inc.		9,950	654,909
Nabors Industries Ltd.		6,750	117,045
Schlumberger Ltd.		7,400	505,494
Total Energy Equipment & Services			1,277,448

Food Products - 1.4%
Campbell Soup Co.		5,250	174,510
Kellogg Co.		3,200	161,824
McCormick & Co., Inc.		3,850	194,117
Mead Johnson Nutrition Co.		2,200	151,206
Tootsie Roll Industries, Inc.		7,400	175,158
Total Food Products			856,815

Gas Utilities - 0.2%
National Fuel Gas Co.		2,350	130,613
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp.		2,650	187,355
Masimo Corp.		7,900	147,612
Total Health Care Equipment & Supplies			334,967

Health Care Providers & Services - 1.3%
Brookdale Senior Living, Inc.		7,500	130,425
Express Scripts, Inc.		3,450	154,180
Laboratory Corp of America Holdings		2,400	206,328
Patterson Cos., Inc.		6,150	181,548
VCA Antech, Inc.		8,350	164,913
Total Health Care Providers & Services			837,394

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.		8,350	158,149
athenahealth, Inc.		958	47,057
Total Health Care Technology			205,206

Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc.		5,000	197,800
Darden Restaurants, Inc.		4,050	184,599
Life Time Fitness, Inc.		4,100	191,675
Yum! Brands, Inc.		3,950	233,089
Total Hotels, Restaurants & Leisure			807,163

Household Durables - 0.3%
Mohawk Industries, Inc.		2,850	170,572
Household Products - 0.3%
Energizer Holdings, Inc.		2,650	205,322
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp.		10,550	172,282
Insurance - 0.6%
Brown & Brown, Inc.		7,600	171,988
Markel Corp.		500	207,335
Total Insurance			379,323

Internet & Catalog Retail - 0.7%
Amazon.com, Inc.		1,200	207,720
Shutterfly, Inc.		9,612	218,769
Total Internet & Catalog Retail			426,489

Internet Software & Services - 1.6%
Akamai Technologies, Inc.		5,550	179,154
Digital River, Inc.		6,650	99,883
Rackspace Hosting, Inc.		7,830	336,768
VeriSign, Inc.		5,250	187,530
WebMD Health Corp.		5,450	204,648
Total Internet Software & Services			1,007,983

IT Services - 3.0%
Higher One Holdings, Inc.		11,174	206,049
iGate Corp.		25,999	408,964
Infosys Ltd. - ADR		3,621	186,047
Jack Henry & Associates, Inc.		7,375	247,874
Lender Processing Services, Inc.		6,550	98,708
Sapient Corp.		16,390	206,514
Syntel, Inc.		4,658	217,855
Virtusa Corp.		11,473	166,129
Wipro Ltd. - ADR		16,513	168,267
Total IT Services			1,906,407

Life Sciences Tools & Services - 0.3%
Covance, Inc.		3,950	180,594
Machinery - 3.3%
Caterpillar, Inc.		15,525	1,406,565
Flowserve Corp.		1,500	148,980
Joy Global, Inc.		1,850	138,694
Pall Corp.		3,500	200,025
Woodward, Inc.		5,000	204,650
Total Machinery			2,098,914

Media - 1.8%
Cablevision Systems Corp.		7,700	109,494
DIRECTV		3,850	164,626
Discovery Communications, Inc.		4,750	194,608
DreamWorks Animation SKG Inc.		7,000	116,165
John Wiley & Sons, Inc.		4,550	202,020
Lamar Advertising Co.		6,300	173,250
Thomson Reuters Corp.		5,644	150,525
Total Media			1,110,688

Metals & Mining - 0.4%
Allied Nevada Gold Corp.		4,450	134,746
Walter Energy, Inc.		1,900	115,064
Total Metals & Mining			249,810

Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.		9,500	1,010,800
Concho Resources, Inc.		2,500	234,375
Consol Energy, Inc.		3,700	135,790
Continental Resources, Inc.		7,300	486,983
Goodrich Petroleum Corp.		52,650	722,884
Plains Exploration & Production Co.		14,000	514,080
Range Resources Corp.		10,800	668,952
Royal Dutch Shell PLC - ADR		9,453	690,920
Southwestern Energy Co.		5,000	159,700
Stone Energy Corp.		21,900	577,722
Tesoro Corp.		14,700	343,392
Ultra Petroleum Corp.		4,700	139,261
Valero Energy Corp.		54,700	1,151,435
Total Oil, Gas & Consumable Fuels			6,836,294

Personal Products - 0.2%
Avon Products, Inc.		8,750	152,862
Pharmaceuticals - 0.2%
Allergan Inc.		1,800	157,932
Professional Services - 0.7%
Robert Half International, Inc.		8,000	227,680
The Dun & Bradstreet Corp.		2,950	220,749
Total Professional Services			448,429

Real Estate Investment Trusts (REITs) - 0.9%
Federal Realty Investment Trust		2,250	204,188
Plum Creek Timber Co., Inc.		5,600	204,736
Potlatch Corp.		5,500	171,105
Total Real Estate Investment Trusts (REITs)			580,029

Road & Rail - 1.5%
Con-way, Inc.		5,000	145,800
Landstar System, Inc.		4,300	206,056
Norfolk Southern Corp.		8,150	593,809
Total Road & Rail			945,665

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.		24,585	132,759
Broadcom Corp.		6,377	187,229
Cree, Inc.		4,400	96,976
Intersil Corp.		22,053	230,233
Linear Technology Corp.		16,324	490,210
Silicon Laboratories, Inc.		5,200	225,784
Skyworks Solutions, Inc.		6,750	109,485
Texas Instruments, Inc.		6,772	197,133
Xilinx, Inc.		3,216	103,105
Total Semiconductors & Semiconductor Equipment			1,772,914

Software - 2.1%
Citrix Systems, Inc.		2,100	127,512
Concur Technologies, Inc.		5,237	265,987
Factset Research Systems, Inc.		1,692	147,678
Pegasystems, Inc.		4,097	120,452
QLIK Technologies, Inc.		7,449	180,266
SAP AG - ADR		5,399	285,877
Symantec Corp.		12,000	187,800
Total Software			1,315,572

Specialty Retail - 0.6%
CarMax, Inc.		5,350	163,068
GameStop Corp.		8,195	197,745
Total Specialty Retail			360,813

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.		5,550	121,323
Trading Companies & Distributors - 1.0%
Fastenal Co.		14,000	610,540
Water Utilities - 0.3%
Aqua America, Inc.		9,250	203,962
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc.		5,450	116,085
SBA Communications Corp.		4,300	184,728
Total Wireless Telecommunication Services			300,813

TOTAL COMMON STOCKS (Proceeds $37,865,631)			$36,703,812

INVESTMENT COMPANIES - 7.3%
iShares Russell 2000 Index Fund		18,103	1,334,010
Technology Select Sector SPDR Fund		129,175	3,287,504
TOTAL INVESTMENT COMPANIES (Proceeds $4,810,531)			$4,621,514

		Principal	Fair
		Amount	Value
CORPORATE BONDS - 0.0%
GAMCO Investors, Inc.		6,100	4,000
0.000%, 12/31/2015
TOTAL CORPORATE BONDS (Proceeds $6,100)			4,000

Total Securities Sold Short (Proceeds $42,682,262) - 65.5%			$41,329,326

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$45,421,852	$-	$-	$45,421,852
Money Market Funds	10,967,341	-	-	10,967,341
Total Investments in Securities	$56,389,193	$-	$-	$56,389,193

Securities Sold Short:
Common Stocks	$36,703,812	$-	$-	$36,703,812
Investment Companies	4,621,514	-	-	4,621,514
Corporate Bonds	-	4,000	-	4,000
Total Securities Sold Short	$41,325,326	$4,000	$-	$41,329,326

There were no transfers into or out of Level 1 or Level 2 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
December 31, 2011
			Fair
		Shares	Value
COMMON STOCKS - 3.2%
Building Products - 0.0%
Dayton Superior Corp. (a)		2,804	$-
Chemicals - 0.1%
LyondellBasell Industries NV		3,950	128,336
Commercial Banks - 0.0%
CIT Group, Inc. (a)		1,000	34,870
Commercial Services & Supplies - 0.0%
TMS International Corp. (a)		2,672	26,399
Communications Equipment - 0.2%
EchoStar Corp. (a)		3,584	75,049
Loral Space & Communications, Inc. (a)		3,625	235,190
Total Communications Equipment			310,239

Insurance - 0.3%
MetLife, Inc.		8,625	531,473
Machinery - 0.2%
Wolverine Tube, Inc. (a) (k)		6,862	237,678
Xerium Technologies, Inc. (a)		1,000	6,540
Total Machinery			244,218

Media - 0.3%
Cablevision Systems Corp.		6,400	91,008
DISH Network Corp. - Class A (a)		3,000	85,440
Gray Television, Inc. (a)		19,300	31,266
Journal Communications, Inc. - Class A (a)		26,262	115,553
Nexstar Broadcasting Group, Inc. - Class A (a)		15,648	122,680
Sinclair Broadcast Group, Inc. - Class A		1,500	16,995
Total Media			462,942

Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp.		5,800	129,282
Pacific Rubiales Energy Corp. (a)		10,000	183,853
Sprott Resource Corp. (a)		10,000	38,969
Total Oil, Gas & Consumable Fuels			352,104

Real Estate Investment Trusts (REITs) - 0.1%
FelCor Lodging Trust, Inc.		1,600	36,016
iStar Financial, Inc. (a)		5,500	29,095
Total Real Estate Investment Trusts (REITs)			65,111

Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)		1,000	14,480
Transportation Infrastructure - 1.8%
Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a) (j) (k)		9,420	2,716,855
Macquarie Infrastructure Co. LLC		2,500	69,875
Total Transportation Infrastructure			2,786,730

TOTAL COMMON STOCKS (Cost $5,108,358)			$4,956,902

CONVERTIBLE PREFERRED STOCKS - 0.5%
Oil, Gas & Consumable Fuels - 0.3%
Energy XXI Bermuda Ltd.		1,000	341,250
Petroquest Energy, Inc.		5,600	203,000
Total Oil, Gas & Consumable Fuels			544,250

Real Estate Investment Trusts (REITs) - 0.2%
Excel Trust, Inc. (a)		12,500	301,563
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $936,557)			$845,813

PREFERRED STOCKS - 0.3%
Building Products - 0.3%
Dayton Superior Corp. Preferred Units (a) (k)		3,115	454,916
Real Estate Investment Trusts (REITs) - 0.0%
Strategic Hotels & Resorts, Inc. (a)		675	19,474
TOTAL PREFERRED STOCKS (Cost $474,058)			$474,390

		Principal
		Amount
ASSET BACKED SECURITIES - 2.4%
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 07/31/2021		$224,667	208,941
American Airlines 2011-2 Class A Pass Through Trust
8.625%, 04/15/2023		250,000	255,000
American Airlines Equipment Trust 1990
8.625%, 04/15/2023 (k)		111,000	77,700
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.414%, 05/25/2037 (b)		46,358	42,865
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4 Class 1A6, 4.515%, 02/25/2014		52,231	52,087
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036 (b)		76,594	49,675
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019		285,965	289,540
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033		17,703	8,391
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.574%, 10/25/2035 (b)		84,010	79,969
GSAMP Trust
Series 2007-HE2 Class A2A, 0.414%, 03/25/2037 (b)		44,989	44,168
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027		75,828	75,708
Morgan Stanley ABS Capital I
Series 2005-WMC6 Class M-2, 0.794%, 07/25/2035 (b)		450,000	306,183
Park Place Securities, Inc.
Series 2005-WCW1 Class M1, 0.744%, 09/25/2035 (b)		400,000	256,592
Residential Asset Mortgage Products, Inc.
Series 2006-RS1 Class AI2, 0.524%, 01/25/2036 (b)		189,432	132,068
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.544%, 11/25/2035 (b)		67,879	64,607
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.764%, 04/25/2035 (b)		146,258	133,032
Start CLO Ltd.
Series 2011-7A Class A, 15.540%, 06/09/2015 (Acquired 12/06/2011, Cost $1,000,000) (b) (c) (k)		1,000,000	1,000,000
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.794%, 07/25/2035 (Acquired 06/24/2010, Cost $25,725) (b) (j)		106,817	6,749
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023		483,861	445,152
US Airways 2011-1 Class A Pass Through Trust
7.125%, 10/22/2023		115,000	109,250
TOTAL ASSET BACKED SECURITIES (Cost $2,290,162)			$3,637,677

MORTGAGE BACKED SECURITIES - 4.3%
American Home Mortgage Investment Trust
Series 2004-3 Class 3A, 2.434%, 10/25/2034 (b)		206,786	129,933
Banc of America Alternative Loan Trust
Series 2006-3 Class 2CB1, 6.000%, 04/25/2036		272,383	199,702
Bear Stearns Commercial Mortgage Securities
Series 2007- PW 17 Class A-4, 5.694%, 06/11/2050		740,000	814,825
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3, 6.009%, 05/15/2016 (b) (g)		700,000	778,622
Fannie Mae Interest Strip
Series 343 Class 2, 4.500%, 10/01/2033 (g)		138,855	18,762
Series 356 Class 19, 6.000%, 12/01/2034 (g)		62,750	11,544
Fannie Mae REMICS
Series 2011-69 Class AI, 5.000%, 05/25/2018 (g)		1,840,859	141,110
Series 2010-105 Class IO, 5.000%, 08/25/2020 (g)		253,607	23,773
Series 2010-29 Class KJ, 5.000%, 12/25/2021 (g)		1,953,871	177,257
Series 2008-86 Class IO, 4.500%, 03/25/2023 (g)		314,009	25,738
Series 2010-37 Class GI, 5.000%, 04/25/2025 (g)		947,746	71,265
Series 2010-121 Class IO, 5.000%, 10/25/2025 (g)		534,475	52,360
Series 2011-88 Class WI, 3.500%, 09/25/2026 (g)		542,588	74,060
Series 2008-87 Class AS, 7.356%, 07/25/2033 (b) (g)		523,476	87,084
Series 2004-66 Class SE, 6.206%, 09/25/2034 (b) (g)		178,421	29,092
Series 2005-65 Class KI, 6.706%, 08/25/2035 (b) (g)		271,327	51,856
Freddie Mac REMICS
Series 3685 Class EI, 5.000%, 03/15/2019 (g)		364,676	31,532
Series 3308 Class S, 6.920%, 03/15/2032 (b) (g)		251,582	40,235
Series 2965 Class SA, 5.7707%, 05/15/2032 (b) (g)		196,825	26,533
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.984%, 05/10/2017 (b)		1,500,000	1,628,980
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8 Class A3, 6.164%, 07/12/2017 (b) (g)		750,000	813,967
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $529,354) (j) (k)		549,687	95,780
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26 Class A3, 6.011%, 06/15/2016		150,000	168,914
Series 2006-C29 Class A4, 5.308%, 11/15/2048		610,000	668,437
WaMu Mortgage Pass Through Certificates
Series 2005-AR1 Class A2A1, 0.600%, 01/25/2045 (b)		380,641	256,462
Series 2007-OA2 Class 1A, 0.908%, 03/25/2047 (b)		322,769	159,711
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,973,860)			$6,577,534

CONVERTIBLE BONDS - 23.1%
Airlines - 0.5%
AirTran Holdings, Inc.
5.250%, 11/01/2016		550,000	702,625
Auto Components - 0.2%
Meritor, Inc.
4.625%, 03/01/2026		500,000	368,750
Biotechnology - 1.7%
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/2017 (Acquired 02/01/2011, Cost $466,318) (c)		350,000	622,563
Dendreon Corp.
2.875%, 01/15/2016		1,000,000	701,249
Gilead Sciences, Inc.
1.000%, 05/01/2014		450,000	492,750
InterMune, Inc.
2.500%, 09/15/2018		250,000	185,625
Regeneron Pharmaceuticals
1.875%, 10/01/2016 (Acquired 10/18/2011 through 10/28/2011, Cost $386,293) (c)		400,000	377,500
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018		500,000	237,500
Total Biotechnology			2,617,187

Capital Markets - 0.8%
Ares Capital Corp.
5.750%, 02/01/2016 (Acquired 01/20/2011 through 01/21/2011, Cost $349,898) (c)		350,000	336,875
Jefferies Group, Inc.
3.875%, 11/01/2029		1,000,000	825,000
Total Capital Markets			1,161,875

Communications Equipment - 0.5%
Ciena Corp.
4.000%, 03/15/2015 (Acquired 03/25/2010 through 04/05/2010, Cost $299,570) (c)		290,000	284,925
Ixia
3.000%, 12/15/2015 (Acquired 12/01/2010 through 12/09/2010, Cost $523,077) (c)		500,000	489,375
Total Communications Equipment			774,300

Computers & Peripherals - 1.6%
Hutchinson Technology, Inc.
8.500%, 01/15/2026		1,502,000	1,064,542
NetApp, Inc.
1.750%, 06/01/2013		500,000	631,250
SanDisk Corp.
1.500%, 08/15/2017		655,000	771,263
Total Computers & Peripherals			2,467,055

Diversified Consumer Services - 0.5%
School Specialty, Inc.
3.750%, 11/30/2026		1,000,000	720,000
Electrical Equipment - 0.3%
General Cable Corp.
4.500%, 11/15/2029		500,000	473,125
Electronic Equipment, Instruments & Components - 0.4%
Anixter International, Inc.
1.000%, 02/15/2013		500,000	569,375
Energy Equipment & Services - 0.7%
Exterran Holdings, Inc.
4.250%, 06/15/2014		600,000	532,500
Newpark Resources, Inc.
4.000%, 10/01/2017		500,000	572,500
Total Energy Equipment & Services			1,105,000

Food & Staples Retailing - 0.2%
Spartan Stores, Inc.
3.375%, 05/15/2027		250,000	230,625
Food Products - 0.4%
Tyson Foods, Inc.
3.250%, 10/15/2013		500,000	663,125
Health Care Equipment & Supplies - 1.0%
Hologic, Inc.
2.000%, 12/15/2037		500,000	546,875
Insulet Corp.
3.750%, 06/15/2016		550,000	556,875
Integra LifeSciences Holdings Corp.
1.625%, 12/15/2016 (Acquired 06/10/2011, Cost $500,000) (c)		500,000	427,500
Total Health Care Equipment & Supplies			1,531,250

Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018		500,000	433,750
Hotels, Restaurants & Leisure - 1.4%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $484,134) (c)		500,000	556,250
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009 through 04/06/2010, Cost $555,538) (c)		500,000	591,875
MGM Resorts International
4.250%, 04/15/2015		620,000	588,225
Morgans Hotel Group Co.
2.375%, 10/15/2014		600,000	487,500
Total Hotels, Restaurants & Leisure			2,223,850

Household Durables - 0.4%
D.R. Horton, Inc.
2.000%, 05/15/2014		500,000	583,750
Insurance - 0.4%
Amtrust Financial Services, Inc.
5.500%, 12/15/2021 (Acquired 12/16/2011, Cost $150,015) (c)		150,000	150,188
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000) (c)		500,000	480,000
Total Insurance			630,188

Internet Software & Services - 0.6%
WebMD Health Corp.
2.500%, 01/31/2018 (Acquired 07/18/2011 through 10/07/2011, Cost $849,715) (c)		1,000,000	931,250
IT Services - 0.5%
Alliance Data Systems Corp.
1.750%, 08/01/2013		585,000	802,181
Life Sciences Tools & Services - 0.5%
Illumina, Inc.
0.250%, 03/15/2016 (Acquired 10/07/2011 through 10/19/2011, Cost $771,857) (c)		1,000,000	801,250
Machinery - 2.1%
Chart Industries, Inc.
2.000%, 08/01/2018		750,000	792,188
Greenbrier Cos, Inc.
3.500%, 04/01/2018 (Acquired 03/30/2011 through 10/10/2011, Cost $1,683,356) (c)		1,750,000	1,695,312
2.375%, 05/15/2026		200,000	193,750
Navistar International Corp.
3.000%, 10/15/2014		525,000	565,688
Total Machinery			3,246,938

Marine - 0.9%
DryShips, Inc.
5.000%, 12/01/2014		2,000,000	1,375,000
Metals & Mining - 0.5%
Allegheny Technologies, Inc.
4.250%, 06/01/2014		500,000	699,375
Oil, Gas & Consumable Fuels - 1.4%
Enercoal Resource Bumiij
9.250%, 08/05/2014		400,000	396,500
GMX Resources, Inc.
5.000%, 02/01/2013		1,195,000	764,800
Green Plains Renewable Energy, Inc.
5.750%, 11/01/2015 (Acquired 05/24/2011, Cost $399,995) (c)		380,000	364,325
InterOil Corp.
2.750%, 11/15/2015		750,000	606,563
Total Oil, Gas & Consumable Fuels			2,132,188

Pharmaceuticals - 0.4%
Salix Pharmaceuticals Ltd.
2.750%, 05/15/2015		500,000	646,875
Road & Rail - 0.3%
Avis Budget Group, Inc.
3.500%, 10/01/2014		500,000	510,000
Semiconductors & Semiconductor Equipment - 2.2%
Lam Research Corp.
1.250%, 05/15/2018 (Acquired 12/16/2011, Cost $467,643) (c)		500,000	468,750
Micron Technology, Inc.
1.500%, 08/01/2031 (Acquired 07/21/2011, Cost $1,003,190) (c)		1,000,000	897,499
1.875%, 08/01/2031		460,000	404,800
Rambus, Inc.
5.000%, 06/15/2014		500,000	489,375
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000) (c)		500,000	491,875
Xilinx, Inc.
3.125%, 03/15/2037		500,000	567,500
Total Semiconductors & Semiconductor Equipment			3,319,799

Software - 1.1%
Electronic Arts, Inc.
0.750%, 07/15/2016 (Acquired 08/25/2011, Cost $481,169) (c)		500,000	485,625
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,437) (c)		500,000	505,625
Nuance Communications, Inc.
2.750%, 11/01/2031 (Acquired 11/07/2011, Cost $546,953) (c)		500,000	536,875
THQ, Inc.
5.000%, 08/15/2014		500,000	235,000
Total Software			1,763,125

Specialty Retail - 0.3%
Group 1 Automotive, Inc.
3.000%, 03/15/2020 (Acquired 03/17/2010 through 04/28/2010, Cost $342,402) (c)		335,000	502,919
Textiles, Apparel & Luxury Goods - 0.3%
Iconix Brand Group, Inc.
2.500%, 06/01/2016 (Acquired 08/23/2011, Cost $469,426) (c)		500,000	473,125
Wireless Telecommunication Services - 0.7%
SBA Communications Corp.
4.000%, 10/01/2014		750,000	1,140,000
TOTAL CONVERTIBLE BONDS (Cost $36,206,124)			$35,599,855

CORPORATE BONDS - 51.5%
Airlines - 0.2%
Air Canada, Inc.
9.250%, 08/01/2015 (Acquired 09/07/2011, Cost $245,980) (c)		250,000	218,750
AMR Corp. (h)
9.000%, 08/01/2012		120,000	27,000
Total Airlines			245,750

Auto Components - 1.1%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019		25,000	24,500
Chrysler Group LLC/CG Co-Issuer, Inc.
8.000%, 06/15/2019 (Acquired 05/19/2011 through 09/13/2011, Cost $614,830) (c)		700,000	640,500
Visteon Corp.
6.750%, 04/15/2019 (Acquired 04/05/2011 through 10/05/2011, Cost $946,067) (c)		1,000,000	997,500
Total Auto Components			1,662,500

Beverages - 0.9%
Reddy Ice Corp.
11.250%, 03/15/2015		1,406,000	1,319,883
Building Products - 2.1%
Allison Transmission, Inc.
11.000%, 11/01/2015 (Acquired 08/30/2011, Cost $465,826) (c)		442,000	466,310
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $505,871) (c)		500,000	490,000
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $504,171) (c)		500,000	525,000
Morris Publishing Group LLC
10.000%, 09/01/2014		1,495,943	1,271,552
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/20/2011, Cost $483,257) (c)		500,000	482,500
Total Building Products			3,235,362

Capital Markets - 0.5%
Jefferies Group, Inc.
3.875%, 11/09/2015		300,000	265,500
Merrill Lynch & Co, Inc.
5.700%, 05/02/2017		400,000	367,355
MF Global Holdings Ltd.
6.750%, 08/08/2016 (h)		400,000	138,960
Total Capital Markets			771,815

Commercial Banks - 1.8%
Basell Finance Co BV
8.100%, 03/15/2027 (Acquired 10/21/2011, Cost $333,884) (c)		297,000	323,730
BTA Bank JSC
10.750%, 07/01/2018		1,000,000	165,000
Ford Motor Credit Co. LLC
5.750%, 02/01/2021		1,000,000	1,042,130
Macquarie Bank Ltd.
6.625%, 04/07/2021 (Acquired 03/31/2011, Cost $399,220) (c)		400,000	368,783
Promsvyazbk Prombk
11.250%, 07/08/2016		600,000	624,000
Ukraine Issuance
13.000%, 07/30/2012		187,500	186,876
Total Commercial Banks			2,710,519
Commercial Services & Supplies - 2.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020		250,000	256,875
B-Corp Merger Sub, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $723,443) (c)		750,000	705,000
First Data Corp.
9.875%, 09/24/2015		1,250,000	1,175,000
International Lease Finance Corp.
8.625%, 09/15/2015		750,000	768,750
5.750%, 05/15/2016		375,000	347,828
8.625%, 01/15/2022		320,000	323,714
SunGard Data Systems, Inc.
10.625%, 05/15/2015		500,000	532,500
Total Commercial Services & Supplies			4,109,667

Communications Equipment - 0.4%
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011, Cost $650,981) (c)		640,000	640,000
Construction & Engineering - 0.2%
Yuksel Insaat AS
9.500%, 11/10/2015		350,000	250,250
Consumer Finance - 0.4%
Discover Financial Services
6.450%, 06/12/2017		55,000	57,457
SLM Corp.
6.250%, 01/25/2016		350,000	340,368
8.000%, 03/25/2020		250,000	252,500
Total Consumer Finance			650,325

Containers & Packaging - 0.8%
Ball Corp.
5.750%, 05/15/2021		425,000	445,188
Berry Plastics Corp.
8.250%, 11/15/2015		200,000	213,000
Pregis Corp.
6.572%, 04/15/2013 (b)		410,000	514,722
Total Containers & Packaging			1,172,910
Diversified Financial Services - 2.1%
Bank of America Corp.
7.625%, 06/01/2019		250,000	258,554
CKE Holdings, Inc. PIK
10.500%, 03/14/2016 (Acquired 03/09/2011 through 10/05/2011, Cost $948,964) (c)		1,028,281	982,008
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011, Cost $105 $256,486) (c)		250,000	247,500
Emigrant Bancorp, Inc.
6.250%, 06/15/2014 (Acquired 04/21/2010 through 02/11/2011, Cost $1,004,426) (c)		1,140,000	1,024,905
General Electric Capital Corp.
4.650%, 10/17/2021		430,000	448,777
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752) (c)		300,000	308,082
Total Diversified Financial Services			3,269,826
Diversified Telecommunication Services - 3.6%
CenturyLink, Inc.
6.450%, 06/15/2021		500,000	500,921
Digicel Group Ltd.
8.875%, 01/15/2015		500,000	492,500
Intelsat Jackson Holdings SA
11.250%, 06/15/2016		790,000	829,994
Intelsat Luxembourg SA
11.250%, 02/04/2017		250,000	241,875
Interactive Network Inc / FriendFinder Networks, Inc.
14.000%, 09/30/2013 (Acquired 07/01/2011 through 08/26/2011, Cost $1,168,833) (c)		1,122,278	1,021,272
Level 3 Financing, Inc.
9.250%, 11/01/2014		500,000	511,250
Maxcom Telecomunicaciones SAB de CV
11.000%, 12/15/2014		700,000	406,000
Primus Telecommunications Holding, Inc.
10.000%, 04/15/2017 (Acquired 03/25/2010 through 06/01/2011, Cost $1,509,292) (c)		1,624,830	1,572,023
Total Diversified Telecommunication Services			5,575,835

Electrical Equipment - 0.2%
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022		400,000	328,000
Electronic Equipment, Instruments & Components - 0.7%
Kemet Corp.
10.500%, 05/01/2018		500,000	528,750
Sanmina-SCI Corp.
7.000%, 05/15/2019 (Acquired 04/26/2011, Cost $500,000) (c)		500,000	487,500
Total Electronic Equipment, Instruments & Components			1,016,250

Energy Equipment & Services - 1.1%
Complete Production Services, Inc.
8.000%, 12/15/2016		250,000	260,000
Global Geophysical Services, Inc.
10.500%, 05/01/2017		500,000	470,000
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $1,061,228) (c)		1,000,000	1,040,000
Total Energy Equipment & Services			1,770,000

Food & Staples Retailing - 0.7%
Rite Aid Corp.
10.375%, 07/15/2016		1,000,000	1,062,500
Health Care Providers & Services - 1.9%
HCA, Inc.
6.300%, 10/01/2012		1,000,000	1,017,500
7.500%, 02/15/2022		500,000	511,250
Health Management Associates, Inc.
7.375%, 01/15/2020 (Acquired 11/08/2011, Cost $72,000) (c)		72,000	74,880
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/01/2018 (Acquired 10/25/2011, Cost $245,564) (c)		250,000	245,000
Rotech Healthcare, Inc.
10.750%, 10/15/2015		750,000	738,750
Tenet Healthcare Corp.
6.250%, 11/01/2018 (Acquired 11/04/2011, Cost $312,000) (c)		312,000	317,460
Total Health Care Providers & Services			2,904,840

Hotels, Restaurants & Leisure - 4.1%
American Casino & Entertainment Properties LLC
11.000%, 06/15/2014		774,000	787,545
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016		750,000	532,500
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
10.125%, 03/01/2012		1,100,000	748,000
CKE Restaurants, Inc.
11.375%, 07/15/2018		500,000	545,000
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/2020 (Acquired 08/13/2009 through 12/05/2011, Cost $520,808) (c)		643,000	620,495
MGM Resorts International
6.750%, 09/01/2012		500,000	506,250
6.750%, 04/01/2013		500,000	503,125
Real Mex Restaurants, Inc.
14.000%, 01/01/2013 (h)		438,000	249,660
The River Rock Entertainment Authority
9.000%, 11/01/2018		2,366,000	1,833,650
Total Hotels, Restaurants & Leisure			6,326,225

Industrial Conglomerates - 0.0%
Industrias Unidas SA de CV
11.500%, 11/15/2016 (h) (k)		42,912	31,298
Insurance - 0.4%
American International Group, Inc.
6.400%, 12/15/2020		265,000	267,445
MetLife, Inc.
6.400%, 12/15/2036		125,000	118,282
Protective Life Corp.
8.450%, 10/15/2039		165,000	189,073
Total Insurance			574,800

Leisure Equipment & Products - 0.3%
Eastman Kodak Co.
9.750%, 03/01/2018 (Acquired 08/25/2011 through 10/21/2011, Cost $514,983) (c)		625,000	475,000
Machinery - 0.6%
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011, Cost $107 $250,000) (c)		250,000	220,000
Trimas Corp.
9.750%, 12/15/2017		500,000	542,500
Wolverine Tube, Inc.
10.000%, 06/28/2014 (k)		154,703	139,233
Total Machinery			901,733

Marine - 1.3%
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014		2,225,000	2,019,188
Media - 2.1%
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (Acquired 03/30/2011, Cost $524,530) (c)		500,000	530,000
Gray Television, Inc.
10.500%, 06/29/2015		250,000	236,250
Satmex Escrow SA de CV
9.500%, 05/15/2017 (Acquired 08/15/2011, Cost $496,250) (c)		500,000	510,000
Sheridan Group, Inc.
12.500%, 04/15/2014		257,745	231,971
Telesat Canada/Telesal LLC
11.000%, 11/01/2015		480,000	515,400
Yellow Media, Inc.
5.710%, 04/21/2014		2,750,000	1,268,712
Total Media			3,292,333

Metals & Mining - 3.3%
American Rock Salt Co. LLC/American Rock Capital Corp.
8.250%, 05/01/2018 (Acquired 04/15/2011, Cost $250,000) (c)		250,000	240,000
Alcoa, Inc.
5.400%, 04/15/2021		85,000	85,159
Aleris International, Inc.
7.625%, 02/15/2018 (Acquired 02/14/2011, Cost $506,825) (c)		500,000	487,500
ArcelorMittal
5.500%, 03/01/2021		600,000	550,744
FMG Resources August 2006 Pty Ltd.
8.250%, 11/01/2019 (Acquired 10/25/2011, Cost $503,692) (c)		500,000	508,750
Frontera Copper Corp.
10.000%, 09/30/2013 (k)		CAD 2,074,000	1,669,379
McJunkin Red Man Corp.
9.500%, 12/15/2016		$377,000	382,655
Ryerson, Inc.
12.000%, 11/01/2015		565,250	570,903
Tube City IMS Corp.
9.750%, 02/01/2015		565,000	570,650
Total Metals & Mining			5,065,740

Multiline Retail - 0.6%
Number Merger Sub, Inc.
11.000%, 12/15/2019 (Acquired 12/14/2011, Cost $1,000,000) (c)		1,000,000	1,010,000

Oil, Gas & Consumable Fuels - 7.9%
Afren PLC
11.500%, 02/01/2016		700,000	686,000
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014		1,600,000	1,664,000
ATP Oil & Gas Corp.
11.875%, 05/01/2015		500,000	328,750
Chaparral Energy, Inc.
8.875%, 02/01/2017		436,000	451,260
Chesapeake Energy Corp.
9.500%, 02/15/2015		500,000	572,500
Comstock Resources, Inc.
8.375%, 10/15/2017		500,000	483,750
EXCO Resources, Inc.
7.500%, 09/15/2018		250,000	236,250
McMoRan Exploration Co.
11.875%, 11/15/2014		500,000	530,000
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021 (Acquired 12/05/2011, Cost $250,000) (c)		250,000	251,250
Peabody Energy Corp.
6.250%, 11/15/2021 (Acquired 11/07/2011 through 11/08/2011, Cost $725,000) (c)		725,000	750,375
Petrohawk Energy Corp.
6.250%, 06/01/2019		560,000	616,000
Petroleos De Venezuela
5.000%, 10/28/2015		1,050,000	748,124
Mie Holdings Miehol
9.750%, 05/12/2016		600,000	534,000
Naftogaz Ukraine Nafto
9.500%, 09/30/2014		500,000	468,750
Ship Finance International Ltd.
8.500%, 12/15/2013		2,240,000	2,105,600
Stone Energy Corp.
8.625%, 02/01/2017		1,000,000	1,020,000
W&T Offshore, Inc.
8.500%, 06/15/2019 (Acquired 06/03/2011, Cost $250,000) (c)		250,000	258,750
Zhaikmunai Llp Zhaikm
10.500%, 10/19/2015		500,000	480,000
Total Oil, Gas & Consumable Fuels			12,185,359

Paper & Forest Products - 1.4%
Intertape Polymer US, Inc.
8.500%, 08/01/2014 (k)		1,500,000	1,440,000
Tembec Industries, Inc.
11.250%, 12/15/2018		750,000	772,499
Total Paper & Forest Products			2,212,499

Real Estate Investment Trusts (REITs) - 0.1%
Vornado Realty LP
4.250%, 04/01/2015		200,000	206,984

Software - 0.3%
BroadSoft, Inc.
1.500%, 07/01/2018 (Acquired 06/15/2011 through 09/19/2011, Cost $504,751) (c)		500,000	466,250
Specialty Retail - 3.9%
Avangardco Inves Avinpu
10.000%, 10/29/2015		250,000	185,000
Brookstone Co, Inc.
13.000%, 10/15/2014 (Acquired 09/22/2011, Cost $371,088) (c)		500,000	399,375
Brown Shoe Co., Inc.
7.125%, 05/15/2019		500,000	473,750
Catalent Pharma Solutions, Inc.
9.500%, 04/15/2015		135,000	138,713
Gap, Inc.
5.950%, 04/12/2021		375,000	357,675
Grupo Famsa Sa De Cv
11.000%, 07/20/2015		250,000	246,250
HTM Sport & Freizeitgerate
8.500%, 02/01/2014		EUR 750,000	931,858
Intcomex, Inc.
13.250%, 12/15/2014 (k)		$1,608,333	1,521,885
Michaels Stores, Inc.
11.375%, 11/01/2016		500,000	529,950
Nebraska Book Co., Inc.
10.000%, 12/01/2012 (h)		1,100,000	775,500
RadioShack Corp.
6.750%, 05/15/2019 (Acquired 04/28/2011, Cost $496,170) (c)		500,000	430,000
Total Specialty Retail			5,989,956

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.
6.375%, 12/15/2020		500,000	507,500
Industrias Unidas SA de CV
8.750%, 03/26/2049 (h) (k)		38,000	30,703
Total Textiles, Apparel & Luxury Goods			538,203

Thrifts & Mortgage Finance - 1.3%
Indonesia Government International Bond
4.875%, 05/05/2021 (Acquired 04/27/2011, Cost $491,270) (c)		500,000	535,000
Prov Vuenos Aire Buenos 10 7/8 21
10.875%, 01/26/2021		200,000	150,500
Provincia de Buenos Aires/Argentina
10.875%, 01/26/2021		100,000	75,250
Signature Group Holdings, Inc.
9.000%, 12/31/2016		1,753,981	1,297,946
Total Thrifts & Mortgate Finance			2,058,696
Transportation - 1.3%
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/2017		1,175,000	1,274,875
Grupo Senda Autotransporte SA
10.500%, 10/03/2015		350,000	332,500
Pittsburgh Glass Works, LLC
8.500%, 04/15/2016 (Acquired 08/30/2011, Cost $481,265) (c)		500,000	481,250
Total Transportation			2,088,625

Wireless Telecommunication Services - 0.9%
Bakrie Telecom Pte Ltd.
11.500%, 05/07/2015		900,000	558,000
Nii Capital Corp.
7.625%, 04/01/2021		320,000	317,600
Vimpelcom Holdings BV
7.504%, 03/01/2022		600,000	504,000
Total Wireless Telecommunication Services			1,379,600

TOTAL CORPORATE BONDS (Cost $84,654,130)			$79,518,721

FOREIGN GOVERNMENT NOTES/BONDS - 0.5%
Government Agency - 0.4%
Argentina Government International Bond
4.383%, 12/15/2035 (b)		3,300,000	420,750
Hungary Government International Bond
6.375%, 03/29/2021		100,000	89,500
Poland Government International Bond
5.000%, 03/23/2022		175,000	175,875
Total Government Agency			686,125

Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos
6.500%, 06/02/2041 (Acquired 10/12/2011, Cost $66,384) (c)		65,000	73,125
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $855,849)			$759,250

BANK LOANS - 4.3%
99 Cent Only Term Loan B 1st Lien
12/16/2018, 6.00% (Acquired 09/30/2011, Cost $611,520) (b) (c)		624,000	619,969
Ascend Learning LLC Term Loan B 1st Lien
12/06/2016, 7.00% (b)		304,000	295,096
Asurion Corp. Term Loan 2nd Lien
05/24/2019, 9.00% (b)		645,000	633,983
Caesars Entertainment Corp. Term Loan B4 1st Lien
10/31/2016, 9.50% (b)		745,308	740,135
DigitalGlobe, Inc. Term Loan B 1st Lien
10/17/2018, 5.75% (b)		300,000	294,000
Diversified Machine, Inc. Term Loan 1st Lien
11/28/2017, 9.25% (b)		304,000	303,620
Fram Group Holding Term Loan 2nd Lien
01/29/2018, 10.50% (b)		500,000	480,000
Global Tel-Link Corp. Term Loan B 1st Lien
12/01/2017, 7.00% (b)		416,000	407,942
KGB Term Loan B 1st Lien
11/28/2012, 3.55% (b)		194,856	179,267
Ocwen Financial Corp. Term Loan B 1st Lien
09/01/2016, 7.00% (b)		416,000	407,680
Ocwen Financial Corp. Term Loan 1st Lien
12/09/2016, 7.00% (b)		475,000	466,094
PQ Corp. Term Loan 1st Lien
07/31/2014, 3.25% (b)		274,000	257,124
Telx Group, Inc. Term Loan B 1st Lien
09/26/2017, 7.75% (b)		311,719	310,160
Tribune Co. Term Loan B 1st Lien
06/04/2014, 0.00% (b)		500,000	291,040
Vertafore, Inc. Term Loan 2nd Lien
10/29/2017, 9.75% (b)		250,000	242,813
Walter Investment Management Corp. Term Loan B 2nd Lien
12/30/2016, 12.550% (b)		481,250	479,147
Walter Investment Management Corp. Term Loan 1st Lien
06/30/2016, 7.75% (b)		250,000	248,908
TOTAL BANK LOANS (Cost $6,650,840)			$6,656,978

INVESTMENT COMPANIES - 0.2%		Shares
SPDR Gold Trust (a)		2,368	359,912
TOTAL INVESTMENT COMPANIES (Cost $399,732)			$359,912

OTHER SECURITIES - 1.1%
Lehman Swap Termination Claim (f) (k)		2,031,150	914,017
PTMH Halcyon (acquired 2/10/2010, cost $981,376) (a) (j) (k)		9,398	751,797

		Principal
SlavInvestBank Loan Participation Notes		Amount
12/21/2011, 9.875% (h) (k)		$45,000	36,000
TOTAL OTHER SECURITIES (Cost $1,920,082)			$1,701,814

PURCHASED OPTIONS - 0.1%
		Contracts
Call Options - 0.0%
Eastman Kodak Co.
Expiration January 2013, Exercise Price: $2.50		125	1,875
Life Technologies Corp.
Expiration January 2012, Exercise Price: $65.00		12	30
Total Call Options			1,905

Put Options - 0.1%
ATP Oil & Gas Corp.
Expiration January 2013, Exercise Price: $5.00		500	97,500
Expiration January 2013, Exercise Price: $10.00		31	16,430
Expiration January 2014, Exercise Price: $5.00		70	17,920
Banco Bilbao Vizcaya Argentaria SA
Expiration January 2012, Exercise Price: $6.00		60	150
Banco Santander SA
Expiration March 2012, Exercise Price: $6.00		60	1,800
iShares Barclays 7-10 Year Treasury Bond Fund
Expiration January 2012, Exercise Price: $88.00		10	75
Expiration January 2012, Exercise Price: $90.00		10	50
iShares Russell 2000 Index Fund
Expiration March 2012, Exercise Price: $64.00		493	88,247
Total Put Options			222,172

TOTAL PURCHASED OPTIONS (Cost $294,843)			$224,077

		Principal
U.S. GOVERNMENT AGENCY ISSUES - 0.3%		Amount
Freddie Mac Discount Notes
0.018%, 2/21/2012 (e) (i)		$450,000	449,924
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $449,924)			$449,924

MONEY MARKET FUNDS - 9.1%		Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.16% (d)		14,017,113	14,017,113
TOTAL MONEY MARKET FUNDS (Cost $14,017,113)			14,017,113

Total Investments (Cost $161,231,632) - 100.9%			155,779,960

Liabilities in Excess of Other Assets - (0.9)%			(1,383,368)
TOTAL NET ASSETS - 100.0%			$154,396,592

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
EUR	Euro
PIK	Payment In-Kind

(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at December 31, 2011.
(c)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2011, the market value of these securities total $35,517,273 which represents 23.0% of total net assets.

(d)	The rate shown is the seven day yield as of December 31, 2011.
(e)	Zero coupon bond. Effective yield is listed.
(f)	Represents swap termination claims from the Lehman bankruptcy.
(g)		Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have a adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at
	December 31, 2011.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.
(j)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2011, the market value of these securities total $3,571,181 which represents 2.3% of total net assets.

(k)		Security classified as Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).
At December 31, 2011, the market value of these securities total $11,117,241 which represents 7.2% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
	Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Securities Sold Short
December 31, 2011
		Fair
	Shares	Value
COMMON STOCKS - 10.5%
Airlines - 0.1%
Southwest Airlines Co.	15,000	$128,400
Auto Components - 2.0%
Dana Holding Corp.	47,421	576,165
Lear Corp.	14,231	566,394
Magna International, Inc.	13,525	450,518
Tenneco, Inc.	30,234	900,368
TRW Automotive Holdings Corp.	16,185	527,631
Total Auto Components		3,021,076

Biotechnology - 0.6%
BioMarin Pharmaceutical, Inc.	15,270	524,983
Dendreon Corp.	750	5,700
Gilead Sciences, Inc.	3,300	135,069
InterMune, Inc.	6,450	81,270
Regeneron Pharmaceuticals, Inc.	2,000	110,860
Savient Pharmaceuticals, Inc.	28,192	62,868
Total Biotechnology		920,750

Capital Markets - 0.1%
Ares Capital Corp	5,000	77,250
Jefferies Group, Inc.	7,500	103,125
Total Capital Markets		180,375
Communications Equipment - 0.2%
Ciena Corp.	10,100	122,210
Ixia	14,607	153,520
Total Communications Equipment		275,730

Computers & Peripherals - 0.6%
NetApp, Inc.	11,000	398,970
SanDisk Corp.	10,200	501,942
Total Computers & Peripherals		900,912

Construction Materials - 0.2%
Texas Industries, Inc.	7,412	228,141
Diversified Consumer Services - 0.0%
School Specialty, Inc.	22,029	55,072
Electrical Equipment - 0.2%
General Cable Corp.	12,250	306,373
Electronic Equipment, Instruments & Components - 0.1%
Anixter International, Inc.	3,600	214,704
Energy Equipment & Services - 0.2%
Newpark Resources, Inc.	31,800	302,100
Food Products - 0.2%
Tyson Foods, Inc. - Class A	17,500	361,200
Health Care Equipment & Supplies - 0.4%
Hologic, Inc.	14,200	248,642
Insulet Corp.	13,250	249,497
Integra LifeSciences Holdings Corp.	3,700	114,071
Total Health Care Equipment & Supplies		612,210

Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.	12,075	209,984
Hotels, Restaurants & Leisure - 0.4%
Gaylord Entertainment Co.	9,300	224,502
International Game Technology	9,500	163,400
MGM Resorts International	15,000	156,450
Total Hotels, Restaurants & Leisure		544,352

Household Durables - 0.2%
D.R. Horton, Inc.	18,000	226,980
Insurance - 0.3%
Fidelity National Financial, Inc. - Class A	14,148	225,378
MetLife, Inc.	9,300	289,974
Total Insurance		515,352

Internet Software & Services - 0.2%
WebMD Health Corp.	6,300	236,565
IT Services - 0.3%
Alliance Data Systems Corp.	5,000	519,200
Life Sciences Tools & Services - 0.0%
Illumina, Inc.	2,100	64,008
Machinery - 0.8%
Chart Industries, Inc.	6,000	324,420
Greenbrier Cos., Inc.	26,717	648,689
Meritor, Inc.	14,200	75,544
Navistar International Corp.	5,500	208,340
Total Machinery		1,256,993

Metals & Mining - 0.2%
Allegheny Technologies, Inc.	7,500	358,500
Oil, Gas & Consumable Fuels - 0.4%
Energy XXI Bermuda Ltd.	7,950	253,446
Green Plains Renewable Energy, Inc.	20,000	195,200
InterOil Corp.	3,500	178,955
Petroquest Energy, Inc.	7,000	46,200
Total Oil, Gas & Consumable Fuels		673,801

Pharmaceuticals - 0.2%
Salix Pharmaceuticals Ltd.	6,600	315,810
Road & Rail - 0.1%
Avis Budget Group, Inc.	20,000	214,400
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc.	114,000	717,060
Rudolph Technologies, Inc.	28,270	261,780
Xilinx, Inc.	12,000	384,720
Total Semiconductors & Semiconductor Equipment		1,363,560

Software - 0.6%
BroadSoft, Inc.	7,800	235,560
Electronic Arts, Inc.	9,000	185,400
Mentor Graphics Corp.	11,600	157,296
Nuance Communications, Inc.	11,600	291,856
Total Software		870,112

Specialty Retail - 0.4%
Barnes & Noble, Inc.	7,685	111,279
Best Buy Co., Inc.	640	14,957
Group 1 Automotive, Inc.	8,000	414,400
Total Specialty Retail		540,636

Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc.	6,500	105,885
Wireless Telecommunication Services - 0.4%
SBA Communications Corp.	15,500	665,880
TOTAL COMMON STOCKS (Proceeds $16,666,020)		$16,189,061

	Principal
	Amount
CONVERTIBLE BONDS - 0.4%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	$371,500	97,519
7.000%, 04/01/2017
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp.	500,000	445,625
2.500%, 05/15/2037
TOTAL CONVERTIBLE BONDS (Proceeds $750,570)		$543,144

CORPORATE BONDS - 0.8%
Media - 0.2%
Cumulus Media, Inc.
7.750%, 05/01/2019	125,000	110,938
Lamar Media Corp.
7.875%, 04/15/2018	250,000	265,000
Total Media		375,938
Metals & Mining - 0.6%
Steel Dynamics, Inc.
7.625%, 03/15/2020	312,500	329,687
United States Steel Corp.
7.000%, 02/01/2018	470,000	465,300
7.375%, 04/01/2020	145,000	141,375
Total Metals & Mining		936,362

TOTAL CORPORATE BONDS (Proceeds $1,253,799)		$1,312,300

INVESTMENT COMPANIES - 4.6%	Shares
CurrencyShares Canadian Dollar Trust	16,400	1,600,968
CurrencyShares Euro Trust	3,700	477,004
iShares iBoxx Investment Grade Corporate Bond Fund	16,500	1,877,040
iShares Russell 2000 Index Fund	27,000	1,989,630
SPDR S&P 500 ETF Trust	7,700	966,350
SPDR S&P Retail ETF	4,000	210,200
TOTAL INVESTMENT COMPANIES (Proceeds $7,080,643)		$7,121,192

Total Securities Sold Short (Proceeds $25,751,032) - 16.3%		$25,165,697

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund
Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Options Written
December 31, 2011
		Fair
	Contracts	Value
Call Options
DISH Network Corp.
Expiration: January 2012, Exercise Price: $27.00	18	$3,915
Loral Space & Communications, Inc.
Expiration: January 2012, Exercise Price: $65.00	15	2,100
LyondellBasell Industries NV
Expiration: January 2012, Exercise Price: $34.50	2	84
Total Call Options		$6,099

Put Options
iShares Russell 2000 Index Fund
Expiration: December 2011, Exercise Price: $64.00	250	125
Expiration: January 2012, Exercise Price: $68.00	200	10,400
Expiration: January 2012, Exercise Price: $70.00	200	16,200
Expiration: March 2012, Exercise Price: $50.00	435	15,225
Loral Space & Communications, Inc.
Expiration: January 2012, Exercise Price: $50.00	4	130
Total Put Options		$42,080
Total Options Written (Premiums received $204,456)		$48,179

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
December 31, 2011

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
U.S. Treasury 10 Year Note Futures Contract, Expiring March 2012
(underlying Notional Amount at Market Value $917,875)	7	$8,240
U.S. Treasury 5 Year Note Futures Contract, Expiring March 2012
(underlying Notional Amount at Market Value $15,283,968)	124	63,627
TOTAL FUTURES CONTRACTS PURCHASED		71,867

SHORT FUTURES CONTRACTS
10-Year Swap Futures Contract, Expiring March 2012
(underlying Notional Amount at Market Value $7,028,438)	60	(124,838)
5-Year Swap Futures Contract, Expiring March 2012
(underlying Notional Amount at Market Value $10,843,500)	96	(77,490)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Notional Amount at Market Value $2,729,238)	11	(42,900)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Notional Amount at Market Value $2,478,875)	10	(59,750)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Notional Amount at Market Value $2,482,375)	10	(9,525)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Notional Amount at Market Value $5,209,838)	21	(105,787)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Notional Amount at Market Value $7,203,238)	29	(52,775)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Notional Amount at Market Value $11,027,344)	50	(5,594)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Notional Amount at Market Value $2,729,375)	11	(49,225)
Eurodollar 90 Day Futures Contract, Expiring March 2014
(underlying Notional Amount at Market Value $1,238,375)	5	(31,062)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Notional Amount at Market Value $2,481,625)	10	(12,275)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Notional Amount at Market Value $2,728,275)	11	(60,913)
TOTAL SHORT FUTURES CONTRACTS		(632,134)

TOTAL FUTURES CONTRACTS		$(560,267)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
December 31, 2011
						Moody's Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Capital One Financial Corp.	Buy	1.00%	12/20/2016	(2,000,000)	A3	(2,000,000)	18,679	$(13,008)

Goldman Sachs & Co.	J.C. Penny Co., Inc.	Buy	1.00%	6/20/2016	(2,000,000)	Ba1	(2,000,000)	62,533	54,067

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	29,975	39,685

Goldman Sachs & Co.	Markit CDX.EM.16	Buy	5.00%	12/20/2016	(3,000,000)	Ba1	(3,000,000)	(247,898)	(1,586)

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(980,000)	B3	(980,000)	(18,421)	62,380

Goldman Sachs & Co.	Markit CDX.NA.HY.16	Buy	5.00%	6/20/2016	(2,940,000)	B3	(2,940,000)	178,129	(54,596)

Goldman Sachs & Co.	Markit CDX.NA.HY.17	Buy	5.00%	12/20/2016	(2,940,000)	B2	(2,940,000)	230,568	(26,797)

Nomura	China Dev. Bank Corp.	Buy	1.00%	3/20/2017	(1,000,000)	Aa3	(1,000,000)	98,390	(10,530)

Nomura	French Republic	Buy	0.25%	3/20/2017	(1,000,000)	Aaa	(1,000,000)	93,048	(1,987)

Nomura	Kingdom of Great Britain Northern Ireland	Buy	1.00%	3/20/2017	(1,000,000)	Aaa	(1,000,000)	493	(1,736)

Nomura	Kingdom of Saudi Arabia	Buy	1.00%	3/20/2017	(1,000,000)	Aa3	(1,000,000)	17,192	(3,140)

Nomura	State of Israel	Buy	1.00%	3/20/2017	(2,000,000)	A1	(2,000,000)	96,097	1,103

Total Credit Default Swap Buy Contracts									43,855

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Markit CDX.NA.IG.17	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(132,738)	33,750

Goldman Sachs & Co.	Markit CDX.NA.IG.17	Sell	1.00%	12/20/2016	2,000,000	Baa1	2,000,000	(37,332)	19,860

Goldman Sachs & Co.	Markit CDX.NA.IG.17	Sell	1.00%	12/20/2016	5,000,000	Baa1	5,000,000	(68,692)	24,974

Goldman Sachs & Co.	Markit CDX.NA.IG.17	Sell	1.00%	12/20/2016	2,000,000	Baa1	2,000,000	(35,901)	19,466

Total Credit Default Swap Sell Contracts									98,050

Total Credit Default Swap Contracts									$141,905

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2011:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Options	Investments	$224,077
Written Options			Written option contracts, at value	$48,179
Total		$224,077		$48,179
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures *	$71,867	Payable for variation margin on futures *	$632,134
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts **	1,080,389	Swap payments received/Net unrealized gain/loss on swap contracts **	654,362
Total		$1,152,256		$1,286,496

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2011:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$ (1,224)
Written Options	1,032,362
Total	$ 1,031,138
Interest Rate Contracts:
Futures contracts	$ (679,920)
Credit Contracts:
Swap contracts	590,187
Total	$ (89,733)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts:
Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$ (70,766)
Written Options	156,277
Total	$ 85,511
Interest Rate Contracts:
Futures contracts	$ (591,583)
Credit Contracts:
Swap contracts	141,905
Total	$ (449,678)

The average quarterly market value of purchased and written options during the period ended December 31, 2011 were as follows:

Purchased options	$ 164,694
Written options	$ (81,629)

The average quarterly notional amount of futures and swaps during the period ended December 31, 2011 were as follows:

Futures	$ 71,291,190
Swaps	$ 21,536,667

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$2,002,369	$-	$2,954,533	(1)	$4,956,902
Convertible Preferred Stocks	-	845,813	-		845,813
Preferred Stocks	19,474	-	454,916		474,390
Asset Backed Securities	-	2,559,977	1,077,700		3,637,677
Mortgage Backed Securities	-	6,481,754	95,780		6,577,534
Convertible Bonds	-	35,599,855	-		35,599,855
Corporate Bonds	-	74,686,223	4,832,498		79,518,721
Foreign Government Bonds	-	759,250	-		759,250
Bank Loans	-	6,656,978	-		6,656,978
Investment Companies	359,912	-	-		359,912
Other Securities	-	-	1,701,814		1,701,814
Purchased Options	224,077	-	-		224,077
U.S. Government Agency Issue	-	449,924	-		449,924
Money Market Funds	14,017,113	-	-		14,017,113
Total Investments in Long Securities	$16,622,945	$128,039,774	$11,117,241		$155,779,960

Securities Sold Short:
Common Stocks	$(16,189,061)	$-	$-		$(16,189,061)
Investment Companies	(7,121,192)	-	-		(7,121,192)
Convertible Bonds	-	(543,144)	-		(543,144)
Corporate Bonds		(1,312,300)			(1,312,300)
Total Securities Sold Short	$23,310,253	$1,855,444	$-		$(25,165,697)

Written Options	$48,179	$-	$-		$48,179

Other Financial Instruments*
Futures Contracts Purchased	$71,867	$-	$-		$71,867
Short Futures Contracts	(632,134)	-	-		(632,134)
Credit Default Swap Buy Contracts	-	43,855	-		43,855
Credit Default Swap Contracts	-	98,050	-		98,050
Total Other Financial Instruments	$(560,267)	$141,905	$-		$(418,362)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Machinery	$ 237,678
	Transportation Infrastructure	2,716,855
		$ 2,954,533

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
There were no transfers into or out of Levels 1, 2, or 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value
Balance as of December 31, 2010		$ 11,229,723
Accrued discounts/premiums		108,070
Realized gain (loss)		(510,604)
Change in unrealized depreciation		(2,731,302)
Purchases		5,707,830
(Sales)		(2,686,476)
Transfer in and/or out of Level 3		-
Balance as of December 31, 2011		$ 11,117,241

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2011		$ (2,683,796)

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures
Schedule of Investments
December 31, 2011
		Fair
	Contracts	Value
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
Euro-Schatz Future
Expiration March 2012, Exercise Price: $110.41	65	$20,190
U.S. Treasury 2 Year Note
Expiration March 2012, Exercise Price: $110.00	70	5,469
Total Put Options		25,659

TOTAL PURCHASED OPTIONS (Cost $30,928)		$25,659

	Shares
MONEY MARKET FUNDS - 76.0%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.16% (a) (b)	30,403,344	30,403,344
TOTAL MONEY MARKET FUNDS (Cost $30,403,344)		30,403,344

Total Investments (Cost $30,434,272) - 76.1%		30,429,003

Other Assets in Excess of Liabilities - 23.9%		9,563,333
TOTAL NET ASSETS - 100.0%		$39,992,336

Percentages are stated as a percent of net assets.

(a) Rate shown is the seven day yield as of December 31, 2011.
(b) All or a portion of the shares have been committed as collateral for futures.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures
Futures Contracts
December 31, 2011

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
3 Month Euro Euribor Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $7,354,850)	23	$13,502
3 Month Euro Euribor Futures Contract, Expiring June 2014
(underlying Face Amount at Market Value $7,338,106)	23	19,224
90 Day Sterling Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $6,715,508)	35	7,659
90 Day Sterling Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $5,377,298)	28	5,945
90 Day Bank Bill Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $337,638)	11	(5,082)
90 Day Bank Bill Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $11,895,638)	50	(23,535)
Eurodollar 90 Day Futures Contract, Expiring December 2014
(underlying Face Amount at Market Value $10,847,650)	44	12,073
Eurodollar 90 Day Futures Contract, Expiring June 2014
(underlying Face Amount at Market Value $6,430,775)	26	865
Australian Currency Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $1,118,810)	11	10,977
Australian 3 year Bond Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $1,090,538)	11	(576)
Canadian 10 Year Bond Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $5,911,951)	45	41,188
Copper Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $257,700)	3	(1,013)
Euro Bund Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $1,799,521)	10	20,448
Euro 3 Month Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $2,930,347)	11	(936)
Euro-BOBL Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $3,400,388)	21	36,171
Euro-Schatz Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $10,996,156)	77	27,779
Gasoline Rbob Futures Contract, Expiring February 2012
(underlying Face Amount at Market Value $334,832)	3	18,322
Heating Oil Futures Contract, Expiring February 2012
(underlying Face Amount at Market Value $611,982)	5	14,621
Long Gilt Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $5,811,902)	32	90,514
S&P 500 Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $313,150)	5	4,252
U.S. Treasury Long-Term Bond Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $724,063)	5	9,491
U.S. Treasury 10 Year Note Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $4,327,219)	33	19,611
U.S. Treasury 2 Year Note Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $14,997,188)	68	4,423
U.S. Treasury 5 Year Note Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $6,162,890)	50	8,606
WTI Crude Futures Contract, Expiring February 2012
(underlying Face Amount at Market Value $197,660)	2	(2,225)
TOTAL FUTURES CONTRACTS PURCHASED		332,304

SHORT FUTURES CONTRACTS
10 Year Mini JGB Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $740,600)	4	(3,294)
3 Month Euro Euribor Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $5,130,654)	16	(4,584)
90 Day Sterling Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $9,833,768)	64	(4,305)
Australian 10 Year Bond Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $1,956,698)	12	(15,661)
Bank Acceptance Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $13,821,276)	57	3,263
Bank Acceptance Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $17,207,262)	71	18,272
Bank Acceptance Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $2,911,804)	12	293
British Pound Currency Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $2,034,375)	21	5,231
British Pound/Japanese Yen Currency Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $580,453)	3	9,203
DAX Index Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $954,508)	5	(17,207)
Euro FX Currency Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $648,400)	4	5,842
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $3,226,113)	13	(1,979)
Japan 10 Year Bond Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $1,850,201)	1	(10,527)
Japanese Yen Currency Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $3,740,375)	23	(150)
Mexican Peso Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $713,500)	20	(2,804)
Natural Gas Futures Contract, Expiring February 2012
(underlying Face Amount at Market Value $747,250)	25	47,947
U.S. Treasury Long-Term Bond Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $434,438)	3	(7,974)
TOTAL SHORT FUTURES CONTRACTS		21,566

TOTAL FUTURES CONTRACTS		$353,870

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2011:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures *	$343,579	Payable for variation margin on futures *	$78,453
Commodity Contracts:
Futures contracts	Receivable for variation margin on futures *	101,166	Payable for variation margin on futures *	20,445
Foreign Exchange Contracts:
Futures contracts	Receivable for variation margin on futures *	10,977	Payable for variation margin on futures *	2,954
Total		$455,722		$101,852

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2011:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Interest Rate Contracts	$ (480,581)
Equity Contracts	55,846
Commodity Contracts:	(552,724)
Foreign Exchange Contracts	(369,524)
Total	$ (1,346,983)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Interest Rate Contracts	$ 265,126
Commodity Contracts:	80,721
Foreign Exchange Contracts	8,023
Total	$ 353,870

The average quarterly notional amount of futures during the period ended December 31, 2011 were as follows:

Long Futures Contracts	$ 102,476,301
Short Futures Contracts	63,105,053
Total Futures Contracts	$ 165,581,354

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$25,659	-	-	$25,659
Money Market Funds	30,403,344	-	-	30,403,344
Total Investments in Securities	$30,429,003	$-	$-	$30,429,003

Futures Contracts	$353,870	$-	$-	$353,870

There were no transfers into or out of Level 1 during the period.

Transfers between levels are recognized at the end of the reporting period.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2011

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures
Assets:
Unaffiliated Issuers, at fair value
(cost $53,709,001, $174,461,388, $54,430,164, $161,231,632, $30,434,272)	$55,944,968	$181,240,101	$56,389,193	$155,779,960	$30,429,003
Foreign currency, at value (cost $0, $0, $0, $85,166, $316,454)	-	-	-	82,200	331,015
Cash	24,201,648	48,271,365	2,607,172	7,677,622	10,622,991
Receivable for investments sold	2,095,857	4,041,868	1,886,188	6,399,683	-
Receivable for Fund shares issued	79,766	141,301	69,781	114,823	34,391
Dividends and interest receivable	272,255	72,908	35,448	2,152,183	4,250
Deposits for short sales	18,100,178	76,528,730	45,338,057	13,430,081	-
Receivable for variation margin on futures	-	-	-	23,281	81,141
Unrealized gain on swap contracts	-	-	-	255,285	-
Swap payments paid	-	-	-	825,104	-
Collateral paid on open swap contracts	-	-	-	950,004	-
Total Assets	100,694,672	310,296,273	106,325,839	187,690,226	41,502,791

Liabilities:
Securities sold short, at fair value
(proceeds $16,889,817, $76,096,248, $42,682,262, $25,751,032, $0)	16,290,138	73,688,507	41,329,326	25,165,697	-
Written option contracts, at fair value
(premiums received $782,256, $121,900, $0, $204,456, $0)	327,030	85,124	-	48,179	-
Payable for investments purchased	4,948,930	4,745,051	1,805,090	7,060,624	-
Payable to broker for dividends and interest on securities sold short	132,619	74,600	26,320	65,286	-
Payable for variation margin on futures	-	-	-	44,981	67,996
Collateral received on futures contracts					1,373,336
Payable to Advisor	128,783	378,569	105,067	254,505	69,123
Unrealized loss on swap contracts	-	-	-	113,380	-
Swap payments received	-	-	-	540,982	-
Total Liabilities	21,827,500	78,971,851	43,265,803	33,293,634	1,510,455

Net Assets	$78,867,172	$231,324,422	$63,060,036	$154,396,592	$39,992,336

Net Assets Consist of:
Shares of beneficial interest	$99,737,905	$256,103,989	$65,223,583	$197,572,722	$39,629,174
Undistributed net investment income (loss)	(99,161)	(86,808)	-	(459,671)	-
Accumulated net realized gain (loss)	(24,121,487)	(33,928,443)	(5,475,512)	(37,582,857)	-
Net unrealized appreciation (depreciation) on:
Unaffiliated investments	2,235,967	6,778,713	1,961,129	(5,451,672)	(5,269)
Foreign currency and foreign currency translation	59,043	12,454	-	(5,180)	14,561
Short positions	599,679	2,407,741	1,350,836	585,335	-
Futures contracts	-	-	-	(560,267)	353,870
Written option contracts	455,226	36,776	-	156,277	-
Swap contracts	-	-	-	141,905	-
Total Net Assets	$78,867,172	$231,324,422	$63,060,036	$154,396,592	$39,992,336

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,888,813	33,961,629	7,692,151	18,163,781	4,111,442

Net asset value, offering and redemption price per share	$8.87	$6.81	$8.20	$8.50	$9.73

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2011	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures(1)
Investment Income:
Dividend income from unaffiliated issuers
(net of foreign withholding tax of $8,763, $8,829, $536, $2,814, $0)	$315,210	$842,677	$395,720	$118,677	$-
Interest income	2,523,079	8,677	5,918	7,017,339	11,681
Total Investment Income	2,838,289	851,354	401,638	7,136,016	11,681

Expenses:
Investment advisory fees (See Note 6)	1,607,021	2,802,301	1,115,595	2,254,320	188,372
Operating service fees (See Note 6)	270,242	449,323	185,450	363,631	26,910
Total operating expenses before dividends and interest on
short positions	1,877,263	3,251,624	1,301,045	2,617,951	215,282
Dividends on short positions and interest	488,311	938,336	680,782	404,825	6,176
Total Expenses	2,365,574	4,189,960	1,981,827	3,022,776	221,458

Net Investment Income	472,715	(3,338,606)	(1,580,189)	4,113,240	(209,777)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in affiliated issuers	(50,510)	-	-	-	-
Investments in unaffiliated issuers	7,180,782	1,492,317	7,497,582	1,393,545	-
Foreign currency and foreign currency translation	(92,364)	43,192	7,592	(1,959)	1,520
Short positions	(435,915)	4,843,231	(6,029,733)	(348,420)	-
Futures contracts	-	-	-	(679,920)	(1,346,983)
Written option contracts	1,951,006	2,243,656	-	1,032,362	-
Swap contracts	-	-	-	590,187	-
Net Realized Gain (Loss)	8,552,999	8,622,396	1,475,441	1,985,795	(1,345,463)
Change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(130,718)	-	-	-	-
Investments in unaffiliated issuers	(6,783,743)	2,036,665	(8,083,728)	(9,766,227)	(5,269)
Foreign currency and foreign currency translation	102,356	12,454	(1,027)	(4,632)	14,561
Short positions	1,139,948	3,676,090	6,887,524	2,529,392	-
Written option contracts	516,697	(36,693)	-	156,277	-
Futures contracts	-	-	-	(591,583)	353,870
Swap contracts	-	-	-	141,905	-
Net Change in Unrealized Appreciation (Depreciation)	(5,155,460)	5,688,516	(1,197,231)	(7,534,868)	363,162
Net Realized and Unrealized Gain (Loss)	3,397,539	14,310,912	278,210	(5,549,073)	(982,301)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,870,254	$10,972,306	$(1,301,979)	$(1,435,833)	$(1,192,078)

(1)	Period from September 28, 2011 (commencement of operations) to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures(1)

Net Assets, December 31, 2009	$71,623,854	$60,232,614	$57,117,974	$46,202,113	$-
2010:
Operations:
Net investment income (loss)	857,207	(2,086,750)	(1,870,982)	1,782,588	-
Net realized gain (loss)	(3,182,014)	(1,849,856)	(2,142,025)	(9,525,097)	-
Change in unrealized appreciation (depreciation)	13,530,225	1,020,117	2,885,923	15,722,079	-
Net Increase (Decrease) in Net Assets Resulting from Operations	11,205,418	(2,916,489)	(1,127,084)	7,979,570	-

Capital Share Transactions:
Proceeds from shares sold	13,430,637	54,795,321	19,372,838	27,400,994	-
Cost of shares redeemed	(16,499,474)	(22,724,875)	(8,542,345)	(27,936,028)	-
Proceeds from shares issued to holders in
Subscription to fund transfer of positions	2,000,000	-	-	20,150,142	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,068,837)	32,070,446	10,830,493	19,615,108	-

Total Increase/(Decrease) in Net Assets	10,136,581	29,153,957	9,703,409	27,594,678	-

Net Assets, December 31, 2010 *	81,760,435	89,386,571	66,821,383	73,796,791	-

* Including undistributed net investment income (loss)	$(283,795)	$(128,568)	$(33,718)	$(278,657)	$-
2011:
Operations:
Net investment income (loss)	$472,715	$(3,338,606)	$(1,580,189)	$4,113,240	$(209,777)
Net realized gain (loss)	8,552,999	8,622,396	1,475,441	1,985,795	(1,345,463)
Change in unrealized appreciation (depreciation)	(5,155,460)	5,688,516	(1,197,231)	(7,534,868)	363,162
Net Increase (Decrease) in Net Assets Resulting from Operations	3,870,254	10,972,306	(1,301,979)	(1,435,833)	(1,192,078)

Capital Share Transactions:
Proceeds from shares sold	32,397,855	175,172,245	31,021,491	118,167,339	46,912,702
Cost of shares redeemed	(39,161,372)	(44,206,700)	(33,480,859)	(36,131,705)	(5,728,288)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,763,517)	130,965,545	(2,459,368)	82,035,634	41,184,414

Total Increase/(Decrease) in Net Assets	(2,893,263)	141,937,851	(3,761,347)	80,599,801	39,992,336

Net Assets, December 31, 2011**	$78,867,172	$231,324,422	$63,060,036	$154,396,592	$39,992,336

** Including undistributed net investment income (loss)	$(99,161)	$(86,808)	$-	$(459,671)	$-

(1)	Period from September 28, 2011 (commencement of operations) to December 31, 2011.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 8.49		$ 7.30		$ 4.91		$ 9.09		$ 9.51

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	0.06		0.09		0.19		0.40		0.12
Net realized and unrealized gain (loss) on investments	0.32		1.10		2.20		(4.57)		0.79
Total Gain (loss) from Investment Operations	0.38		1.19		2.39		(4.17)		0.91

Less Dividends and Distributions:
Net investment income	-		-		-		(0.00)	(4)	(0.13)
Net realized gains	-		-		-		(0.01)		(1.20)
Total Dividends and Distributions	-		-		-		(0.01)		(1.33)

Net Asset Value, End of Period	$ 8.87		$ 8.49		$ 7.30		$ 4.91		$ 9.09

Total Return	4.48%		16.30%		48.68%		-45.90%		9.93%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$78,867		$81,760		$71,624		$43,229		$92,486

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	2.98%	(3)	3.29%	(3)	2.96%	(3)	2.71%	(3)	2.96%	(3)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.36%	(3)	3.00%	(3)	2.71%	(3)	2.38%	(3)	2.62%	(3)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	0.72%		1.15%		3.14%		4.84%		0.81%

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.62%		0.29%		0.25%		0.33%		0.34%

Portfolio turnover rate	286%		233%		255%		219%		194%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.
(4) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 6.34		$ 6.55		$ 6.31		$ 8.40		$ 8.53

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.15)		(0.17)		(0.14)		(0.07)		(0.08)
Net realized and unrealized gain (loss) on investments	0.62		(0.04)		0.38		(2.02)		(0.02)
Total Gain (loss) from Investment Operations	0.47		(0.21)		0.24		(2.09)		(0.10)

Less Dividends and Distributions:
Net realized gains	-		-		-		-		(0.03)
Total Dividends and Distributions	-		-		-		-		(0.03)

Net Asset Value, End of Period	$ 6.81		$ 6.34		$ 6.55		$ 6.31		$ 8.40

Total Return	7.41%		-3.21%		3.80%		-24.88%		-1.07%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$231,324		$89,387		$60,233		$22,272		$49,014

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	2.88%	(3)	3.65%	(3)	3.38%	(3)	2.69%	(3)	3.26%	(3)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.24%	(3)	3.00%	(3)	2.80%	(3)	2.30%	(3)	2.53%	(3)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(2.30%)		(2.72%)		(2.16%)		(0.90%)		(1.41%)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.64%		0.65%		0.58%		0.39%		0.73%

Portfolio turnover rate	293%		427%		517%		292%		346%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007

Per Share Data:(1)
Net Asset Value, Beginning of Period	$ 8.40		$ 8.57		$ 9.79		$ 10.10		$ 9.16

Gain (loss) from Investment Operations:

Net investment income (loss) (2)	(0.23)		(0.26)		(0.31)		(0.13)		0.16
Net realized and unrealized gain (loss) on investments	0.03		0.09		(0.91)		(0.18)		0.89
Total Gain (loss) from Investment Operations	(0.20)		(0.17)		(1.22)		(0.31)		1.05

Less Dividends and Distributions:
Net investment income	-		-		-		-		(0.11)
Net realized gains	-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		(0.11)

Net Asset Value, End of Period	$ 8.20		$ 8.40		$ 8.57		$ 9.79		$ 10.10

Total Return	-2.38%		-1.98%		-12.46%		-3.07%		11.51%

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$63,060		$66,821		$57,118		$41,762		$81,258

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	3.55%	(3)	4.69%	(3)	4.59%	(3)	3.98%	(3)	3.72%	(3)
	.
Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.33%	(3)	3.00%	(3)	2.82%	(3)	2.48%	(3)	2.57%	(3)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	(2.80%)		(3.08%)		(3.41%)		(1.34%)		1.24%

Ratio of interest and dividends on short positions and interest
expense to average net assets:	1.22%		1.69%		1.77%		1.50%		1.15%

Portfolio turnover rate	174%		228%		293%		260%		122%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value - Long/Short Debt
	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008		Period from May 1, 2007(1) to December 31, 2007

Per Share Data:(2)
Net Asset Value, Beginning of Period	$ 8.50		$ 7.47		$ 5.26		$ 9.83		$ 10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (3)	0.30		0.24		0.54		0.84		0.43
Net realized and unrealized gain (loss) on investments	(0.30)		0.79		1.67		(4.88)		(0.35)
Total Gain (loss) from Investment Operations	-		1.03		2.21		(4.04)		0.08

Less Dividends and Distributions:
Net investment income	-		-		-		(0.53)		(0.25)
Net realized gains	-		-		-		-		-
Total Dividends and Distributions	-		-		-		(0.53)		(0.25)

Net Asset Value, End of Period	$ 8.50		$ 8.50		$ 7.47		$ 5.26		$ 9.83

Total Return	0.00%		13.79%		42.21%		-41.70%		0.80%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$154,396		$73,797		$46,202		$45,530		$81,351

Ratio of expenses including interest and dividends on short
positions and interest expense to average net assets:	2.60%	(5)	3.46%	(5)	2.74%	(5)	2.72%	(5)	2.78%	(5)(6)

Ratio of expenses excluding interest and dividends on short
positions and interest expense to average net assets:	2.25%	(5)	3.00%	(5)	2.68%	(5)	2.39%	(5)	2.60%	(5)(6)

Ratio of net investment income (loss) including interest and dividends
on short positions and interest expense to average net assets:	3.54%		3.04%		8.88%		10.00%		5.71%	(6)

Ratio of interest and dividends on short positions and interest
expense to average net assets:	0.35%		0.46%		0.06%		0.33%		0.18%	(6)

Portfolio turnover rate	107%		116%		116%		44%		8%	(4)

(1) Commencement of operations for Relative Value was May 1, 2007.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Managed Futures
	Period from September 28, 2011 through December 31, 2011(1)

Per Share Data:(2)
Net Asset Value, Beginning of Period	$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (3)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.22)
Total Gain (loss) from Investment Operations	(0.27)

Less Dividends and Distributions:
Net investment income	-
Net realized gains	-
Total Dividends and Distributions	-

Net Asset Value, End of Period	$9.73

Total Return	-2.70%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$39,993

Ratio of expenses, including interest expense,
to average net assets:	2.06%	(5) (6)
	.
Ratio of expenses, excluding interest expense,
to average net assets:	2.00%	(5) (6)

Ratio of net investment income (loss) including interest expense
to average net assets:	(1.95%)	(6)

Ratio of interest expense to average net assets:	0.06%	(6)

Portfolio turnover rate	0%

(1) The fund commenced operations on September 28, 2011.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the
Investment Advisory Fees.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

1. Organization

Underlying Funds Trust (the ‘‘UFT’’) is an open-end management investment company organized as a Delaware statutory trust and operates in a Fund-of-Funds structure. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing four non-diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund (“Alpha”); Hatteras Long/Short Equity Fund (“Long/Short Equity”); Hatteras Long/Short Debt Fund (“Long/Short Debt); and Hatteras Hedged Strategies Fund (“Hedged Strategies”).  Long/Short Equity, Long/Short Debt and Hedged Strategies commenced operations on May 2, 2011.  Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the Underlying Funds Trust (the “UFT”). The results of these funds are shown in separate statements as their performance has impacted the results of Alpha, Long/Short Equity, and Long/Short Debt and Hedged Strategies (the “Funds”).

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by the Advisor and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures may invest up to 25% of total assets in its Subsidiary, Hatteras Trading Advisors (the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

As of December 31, 2011, the UFT consisted of the following Portfolios:

•	Event Driven
•	Long/Short Equity
•	Market Neutral Equity
•	Relative Value
•	Managed Futures

2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period.  Actual amounts could differ from those estimates.  The  following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.  The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained.  Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of December 31, 2011.

Various inputs are used in determining the value of the Funds’ investments.  A summary of the inputs used to value the Portfolio's net assets as of December 31, 2011 is located in a table following each series Schedule of Investments in these financial statements.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Capital gain distributions received are recorded as capital gains.

Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement.  If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions  -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.  However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios are also required to maintain deposits for securities sold short with brokers.

Futures Contracts -- The Portfolios may purchase and sell futures contracts.  Managed Futures and Relative Value held futures contracts during the year ended December 31, 2011. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  Relative Value uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions.  Managed Futures uses futures contracts as an investment strategy to generate returns that are not correlated to traditional equity markets, with lower levels of annualized volatility.  With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios may also be required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities to meet segregated account requirements. The segregated assets are required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options -- The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. Event Driven, Long/Short Equity, Relative Value and Managed Futures purchased purchased and wrote call or put options during the year ended December 31, 2011. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.  The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.  Long/Short Equity, Event Driven, Relative Value and Managed Futures use purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities.  Long/Short Equity, Event Driven and Relative Value use written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received by the Portfolios during the year ended December 31, 2011, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures
Options outstanding at December 31, 2010	$182,232	$154,737	$-	$-	$-
Options written	6,064,624	9,782,329	-	2,130,434	-
Options closed	(3,891,334)	(6,560,372)	-	(811,117)	-
Options exercised	(681,527)	(759,653)	-	(5,754)	-
Options expired	(891,739)	(2,495,141)	-	(1,109,107)	-
Options outstanding at December 31, 2011	$782,256	$121,900	$-	$204,456	$-

The number of option contracts written by the Portfolios during the year ended December 31, 2011, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures
Options outstanding at December 31, 2010	2,736	2,631	-	-	-
Options written	65,109	138,272	-	15,120	-
Options closed	(33,827)	(70,641)	-	(5,414)	-
Options exercised	(10,314)	(8,988)	-	(63)	-
Options expired	(16,733)	(56,379)	-	(8,519)	-
Options outstanding at December 31, 2011	6,971	4,895	-	1,124	-

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Credit Default Swaps – The Portfolios may invest in credit default swaps.  Relative Value invested in credit default swaps during the year ended December 31, 2011. Relative Value uses credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Derivative Transactions – Event Driven, Long/Short Equity, Relative Value and Managed Futures engaged in derivatives and hedging activities during the year ended December 31, 2011. The Portfolios’ use of derivatives included swaps, options and futures contracts.  Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered.  Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult.  Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments in the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis.  The Portfolios record TBA transactions on the trade date and segregates with the custodian qualifying assets that have sufficient value to make payment for the securities purchased.  TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date.  Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Taxes and Distributions to Shareholders -- The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.   The Act makes changes to several tax rules impacting the Funds.  Although, the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  This provision of the Act will be effective for the Funds’ fiscal year ending December 31, 2011.  Additionally, the Act modifies the tax treatment of redemptions of RIC shares for the Funds.  Under the new law, redemptions will be characterized as sales of the fund shares, rather than as dividend distributions. This provision of the Act applies to distributions made after December 22, 2010.  Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the tax year ending December 31, 2011.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2011, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2011, open New York tax years include the tax years ended December 31, 2008 through December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2011. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Guarantees and Indemnifications -- In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Underlying Funds Trust

UFT Ownership
As of December 31, 2011 the ownership in the UFT Portfolios were as follows:

	Alpha	Long/Short Equity	Long/Short Debt	Hedged
Event Driven	92.79%	0.00%	0.00%	7.21%
Long/Short Equity	54.69%	39.90%	0.00%	5.41%
Market Neutral	87.34%	0.00%	0.00%	12.66%
Relative Value – Long/Short Debt	62.53%	0.00%	30.94%	6.53%
Managed Futures	100.00%	0.00%	0.00%	0.00%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Event Driven

Investment Objective

Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company's board of directors in an effort to impact the firm's policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.
Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.
Distressed/Restructuring:  The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors' committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt:  The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Long/Short Equity

Investment Objective

Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies.  By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach.   The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.
The principal strategies to be employed by the Portfolio include:

Long/Short Equity – Generalist:
Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

Long/Short Equity Sector Focuseds: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International:  Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.  Long/Short Equity International strategies typically maintain a primary focus in this area and expects to maintain in excess of 50% of portfolio exposure to non-US securities.

Variable Based Strategies:   Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures.  Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Market Neutral (formerly, Market Neutral Equity)

Investment Objective

Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt (formerly, Relative Value)

Investment Objective

Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Fund may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Relative Value-Long/Short Debt/: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy / Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.
Credit Arbitrage: The Portfolio employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.
Fixed Income Corporate:  The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument..

Fixed Income Arbitrage:
The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies:  The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Fund may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures

Investment Objective

The Managed Futures Fund seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies

To achieve its investment objective, the Fund will allocate its assets to two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Fund’s portfolio.

The principal strategies to be employed by the Fund include:

Managed Futures:  The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio.  The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”).  The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Fund’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Managed Futures – Discretionary:  The Portfolio may employ discretionary strategies that are primarily reliant on the        evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions.  These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables.  Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Managed Futures – Systematic:  The Portfolio may employ systematic strategies that implement processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income:  The Portfolio expects to allocate the Fund’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the managed futures portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

4. Investment Transactions

Costs of purchases and proceeds from sales of securities for the year ended December 31, 2011 for the Portfolios (excluding short-term investments) are as follows:

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

Purchases and sales of securities for the year ended December 31, 2011 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt		Managed Futures
Purchases of securities	$175,966,743	$327,229,281	$73,172,806	$194,116,674	*	$-
Sales of securities	174,587,886	281,122,846	81,075,425	112,130,179		-

* Includes $1,024,323 of U.S. Government Securities.

5. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value	Managed Futures

Cost of Investments	$55,003,053	$178,449,491	$55,251,222	$161,751,916	$30,434,272
Gross tax unrealized appreciation	5,759,475	16,062,620	6,349,312	6,923,822	413,290
Gross tax unrealized depreciation	(4,817,560)	(13,272,010)	(5,211,341)	(12,895,778)	(418,559)
Net tax unrealized appreciation (depreciation)	$941,915	$2,790,610	$1,137,971	$(5,971,956)	$(5,269)

At December 31, 2011, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value	Managed Futures
Net tax unrealized appreciation (depreciation) on investments	$941,915	$2,790,610	$1,137,971	$(5,971,956)	$(5,269)
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	1,054,905	2,444,517	1,352,935	741,612	-
Capital loss carryover	(21,937,550)	(28,664,803)	(3,814,878)	(35,879,971)	(3,404)
Net tax unrealized appreciation (depreciation) on futures and swaps	-	-	-	(418,362)	353,870
Other accumulated earnings/(losses)	(930,003)	(1,349,891)	(839,575)	(1,647,453)	17,965
Total accumulated earnings/(losses)	$(20,870,733)	$(24,779,567)	$(2,163,547)	$(43,176,130)	$363,162

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2011.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

As of December 31, 2011, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven		Event Driven
Capital loss carryover	$5,524,354	1	$12,635,553		$3,777,643
Expiration date	12/31/2016		12/31/2017		12/31/2018

	Long/Short Equity		Long/Short Equity		Long/Short Equity		Market Neutral
Capital loss carryover	$7,116,585	2	$19,327,778	3	$2,220,440		$2,462,303	4
Expiration date	12/31/2015		12/31/2016		12/31/2018		12/31/2016

	Market Neutral		Relative Value – Long/Short Debt		Relative Value – Long/Short Debt		Relative Value – Long/Short Debt
Capital loss carryover	$1,352,575		$6,340,452	5	$3,958,727	6	$12,809,960
Expiration date	12/31/2018		12/31/2015		12/31/2016		12/31/2017

	Relative Value – Long/Short Debt		Managed Futures
Capital loss carryover	$12,770,832		$3,404	7
Expiration date	12/31/2018		Unlimited

1 The entire amount of $5,524,354 is related to the merger of Underlying Funds Trust - Event Driven and Risk Arbitrage Fund.
2 The entire amount of $7,116,585 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.
3 $13,098,161 is related to the merger of Underlying Funds Trust – Long/Short Equity – Growth - 1 Fund.
$6,229,617 is related to the merger of Underlying Funds Trust – Energy and Natural Resources Fund.
4 The entire amount of $2,462,303 is related to the merger of Underlying Funds Trust - International Equity Fund.
5 The entire amount of $6,340,452 is related to the merger of Underlying Funds Trust – Arbitrage-1 Portfolio.
6 The entire amount of $3,958,727 is related to the merger of Underlying Funds Trust – Income Arbitrage-1 Portfolio.
7 $1,362 is related to a short-term capital loss carryover. $2,042 is related to a long-term capital loss carryover.

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2011 were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures
Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-
Long term capital gain	-	-	-	-	-
Total distributions paid	-	-	-	-	-
Redemptions characterized as distributions for tax purposes:
Return of capital*	37,291,098	43,256,100	34,980,859	30,996,384	-
Ordinary income distributions from redemptions*	548,491	-	-	4,796,573	-
Total redemptions characterized as distributions for tax purposes	$37,839,589	$43,256,100	$34,980,859	$35,792,957	-

* Certain redemptions were deemed as distributions for income tax purposes due to Alpha's ownership of the respective UFT's.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital

Event Driven	(288,081)	(313,691)	601,772
Long/Short Equity	3,380,366	(617,672)	(2,762,694)
Market Neutral	1,613,908	(42,662)	(1,571,246)
Relative Value - Long/Short Debt	(4,294,254)	(492,249)	4,786,503
Managed Futures	209,777	1,345,463	(1,555,240)

6. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), Effective May 1, 2011, the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets.  The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. Effective May 1, 2011, the Portfolios pay the Advisor an annual operating services fee of 0.25% the Portfolios’ average daily net assets.  Prior to May 1, 2011, the Portfolios paid the Advisor an annual advisory fee of 2.50% and an annual operating services fee of 0.50% of the Portfolios’ average daily net assets

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds.  Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

UFT Maximum Fund Fees and Expenses -- Effective May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.  Prior to May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement was capped at 3.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds.  The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds.  Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:
	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures ^
Shares outstanding, January 1, 2010	9,808,384	9,201,904	6,663,202	6,181,982	-

Shares sold	1,989,804	8,646,255	2,311,000	3,552,331	-
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-
Shares issued to fund transfer of positions	-	-	-	2,600,903
Shares redeemed	(2,163,122)	(3,748,112)	(1,022,842)	(3,652,052)	-

Shares outstanding, December 31, 2010	9,635,066	14,100,047	7,951,360	8,683,164	-

Shares sold	3,703,840	26,528,431	3,748,286	13,675,697	4,706,534
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-
Shares redeemed	(4,450,093)	(6,666,849)	(4,007,495)	(4,195,080)	(595,092)

Shares outstanding, December 31, 2011	8,888,813	33,961,629	7,692,151	18,163,781	4,111,442

^ Commencement of operations was September 28, 2011.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2011

8.  Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act,  if any of the Portfolios own 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of that Portfolio.  During the year ended December 31, 2011, the Portfolios owned the following positions in such companies for investment purposes only:

Event Driven:
Issuer Name	Share Balance at December 31, 2010	Purchases	Sales	Share Balance at December 31, 2011	Value at December 31, 2011	2011 Realized Gains (Losses)	2011 Change in Unrealized Gains (Losses)
Electronic Control Security, Inc.1	1,537,859	-	1,537,859	-	$-	$(50,510)	$(130,718)

1 As of December 31, 2011, Electronic Control Security, Inc. is no longer held by Event Driven.

9.  Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Event Driven, Long/Short Equity, Market Neutral Equity, Relative Value-Long/Short Debt, and Managed Futures, each a series of the Underlying Funds Trust, including the schedules of investments, as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended (period from September 28, 2011 to December 31, 2011 for Managed Futures).  These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Event Driven, Long/Short Equity, Market Neutral Equity, Relative Value-Long/Short Debt, and Managed Futures as of December 31, 2011, and the results of their operations, the changes in their net assets and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Milwaukee, Wisconsin

February 28, 2012

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

The Independent Trustees of the Board of Trustees (the “Independent Trustees”) of Underlying Funds Trust (the “Trust”), which is defined as those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, met in person on August 23, 2011, and December 2, 2010, and voted to approve or to continue certain Sub-Advisory agreements (the “Sub-Advisory Agreements”) and to approve Trading Advisory agreements (the “Trading Advisory Agreements”) among the Trust, on behalf of its series (the “Portfolios”), Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the respective Sub-Advisors and Trading Advisors. The Independent Trustees received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.  In connection with its approval of the continuation or initial approval of the Sub-Advisory Agreements and Trading Advisory Agreements, the Independent Trustees considered the following factors:

•	The overall investment performance of each Sub-Advisor and Trading Advisor;

•	The nature, scope and quality of the services to be provided by each Sub-Advisor and Trading Advisor;

•	The costs of the services to be provided by each Sub-Advisor and Trading Advisor and the structure of the Sub-Advisor’s and Trading Advisor’s fees;

•	The extent to which economies of scale would be realized as a Portfolio grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

•	The profits to be realized by each Sub-Advisor and Trading Advisor and its affiliates from the relationship with the Portfolios.

None of these factors was determinative in the Independent Trustees’s decision to approve or continue the Sub-Advisory Agreements and to approve the Trading Advisory Agreements, but each was a factor in the Independent Trustees’ consideration.

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance at the meeting and prepared by the Sub-Advisors and Trading Advisors in response to the questionnaires provided by the Advisor and Fund counsel with respect to certain matters that the Advisor and Fund counsel believed relevant to the approval or continuation of the Sub-Advisory Agreements and Trading Advisory Agreements under Section 15 of the Investment Company Act.  These materials included, among other things, information regarding: (a) each Sub-Advisor’s and Trading Advisor’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Portfolios’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor and Trading Advisor in response to the requests of the Advisor and the Independent Trustees; (d) regulatory issues; (e) each Sub-Advisor’s and Trading Advisor’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Advisor and Trading Advisor.  The Independent Trustees then discussed each of the Sub-Advisory Agreements and Trading Advisory Agreements with each Sub-Advisor and Trading Advisor.

Regarding each of the Sub-Advisors and Trading Advisors the Independent Trustees considered, among other things, the following:

Battenkill Capital Management, Inc. (“Battenkill”): The Independent Trustees considered the extensive portfolio management experience of Battenkill’s portfolio manager, the favorable portfolio fit of Battenkill’s investment processes within the current strategies employed by the Market Neutral Portfolio and its potential contribution to the Portfolio’s overall performance.  The Advisor expressed its satisfaction with its discussions with representatives of Battenkill and noted that such representatives were available to the Independent Trustees if any Trustees had questions.  The Independent Trustees did note the risks associated with Battenkill’s lack of history and experience as an investment adviser and its single portfolio manager structure.  However, the Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Battenkill’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Trustees also noted that the Advisor was not aware of any regulatory or compliance issues with regard to Battenkill.

Concise Capital Management, L.P. (“Concise”): The Independent Trustees considered the favorable portfolio fit of Concise’s investment processes within the current strategies employed by the Relative Value – Long/Short Debt Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Concise is a stable and profitable firm with good growth prospects.  The Independent Trustees expressed their satisfaction with Concise’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Concise’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Concise.

Coe Capital Management (“Coe”): The Independent Trustees considered the favorable portfolio fit of Coe’s fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Coe has been registered with the SEC since 1999.  The Independent Trustees expressed their satisfaction with Coe’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Coe’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Coe.

Chartwell Investment Partners (“Chartwell”): The Independent Trustees considered the favorable portfolio fit of Chartwell’s long/short investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Chartwell is well established with resources of a larger firm.  The Independent Trustees expressed their satisfaction with Chartwell’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Chartwell’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Chartwell.

Nicholas Investment Partners, L.P. (“Nicholas”): The Independent Trustees considered Nicholas’ portfolio fit as a core allocation in Relative Value.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Nicholas’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Nicholas.

Phineus Partners, L.P. (“Phineus”): The Independent Trustees considered the favorable portfolio fit of Phineus’ investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Phineus is a stable and profitable firm with good growth prospects.  The Independent Trustees expressed their satisfaction with Phineus’ presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Phineus’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Phineus.

Smith Breeden Associates (“Smith Breeden”): The Independent Trustees considered Smith Breeden’s portfolio fit as a core allocation in Relative Value.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Smith Breeden’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Smith Breeden.

OMT Capital Management, LLC (“OMT”): The Independent Trustees considered the favorable portfolio fit of OMT’s investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that OMT is a stable and profitable firm with good growth prospects.  The Independent Trustees expressed their satisfaction with OMT’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that OMT’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to OMT.

Gabelli Asset Management Company (“GAMCO”): The Independent Trustees considered the favorable portfolio fit of GAMCO’s event driven investment processes within the current strategies employed by the Event Driven Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that GAMCO is well established with resources of a larger firm.  The Independent Trustees expressed their satisfaction with GAMCO’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that GAMCO’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to GAMCO

SW Asset Management (“SW”): The Independent Trustees considered the favorable portfolio fit of SW’s long/short global credit strategy within the current strategies employed by the Relative Value – Long/Short Debt Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees expressed their satisfaction with SW’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that SW’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to SW.
.
Sound Point Capital Management (“Sound Point”): The Independent Trustees considered the favorable portfolio fit of Sound Point’s fundamental and research intensive investment process within the current strategies employed by the Relative Value – Long/Short Debt Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Sound Point is a smaller, emerging firm, but that it is backed by a larger firm which provides it with stability.  The Independent Trustees expressed their satisfaction with Sound Point’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Sound Point’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Sound Point.

Tiburon Capital Management, LLC (“Tiburon”): The Independent Trustees considered the favorable portfolio fit of Tiburon’s fundamental, long/short equity strategy within the current strategies employed by the Event Driven Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Tiburon has been registered with the SEC since 1999.  The Independent Trustees expressed their satisfaction with Tiburon’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Tiburon’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Tiburon.

Twin Capital Management, Inc. (“Twin”): The Independent Trustees considered the favorable portfolio fit of Twin’s investment processes within the current strategies employed by the Market Neutral Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Twin is a stable and profitable firm with good growth prospects.  The Independent Trustees expressed their satisfaction with Twin’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Twin’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Twin.

2100 Xenon Group (“2100 Xenon”): The Independent Trustees considered the favorable portfolio fit of 2100 Xenon’s fixed income focused managed futures program within the current strategies employed by the Managed Futures Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that 2100 Xenon is a smaller, emerging firm, but that it is backed by a larger firm which provides it with stability.  The Independent Trustees expressed their satisfaction with 2100 Xenon’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that 2100 Xenon’s policies and procedures, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to 2100 Xenon.

Dominion Capital Management, Inc. (“Dominion”): The Independent Trustees considered the favorable portfolio fit of Dominion’s short-term systematic momentum trading strategy within the current strategies employed by the Managed Futures Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Dominion has been registered as a CTA since 1994 and will be a registered Investment Advisor shortly.  The Independent Trustees expressed their satisfaction with Dominion’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Dominion’s policies and procedures, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Dominion.

Northfield Trading LP (“Northfield”): The Independent Trustees considered the favorable portfolio fit of Northfield’s systematic short and intermediate term time frame strategy within the current strategies employed by the Managed Futures Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Northfield has been registered as a CTA since 1990 and will be a registered Investment Advisor shortly.  The Independent Trustees expressed their satisfaction with Northfield’s presentation and responses to all of the Independent Trustees’ questions.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Northfield’s policies and procedures, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Northfield.

After reviewing each proposed and the continuation of already existing New Sub-Advisory Agreements and the approval of the new Trading Advisory Agreements with each Sub-Advisor and Trading Advisor, the Independent Trustees assessed the overall quality of services to be provided to each Portfolio.  The Independent Trustees considered each Sub-Advisor’s and Trading Advisor’s specific responsibilities in all aspects of day-to-day portfolio management of each Portfolio, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor and Trading Advisor involved in day-to-day portfolio activities.  The Independent Trustees reviewed the certifications by the Advisor’s Chief Compliance Officer in connection with each Sub-Advisor’s and Trading Advisor’s compliance procedures and any material compliance issues that had been brought to their attention with respect to each Sub-Advisor and Trading Advisor.  The Independent Trustees concluded that each Sub-Advisor and Trading Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory Agreement or Trading Advisory Agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Sub-Advisory and Trading Advisory fees.  The Advisor noted that the Sub-Advisory and Trading Advisory fees are paid out of the Advisor’s fee.

The Independent Trustees concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to each of the Sub-Advisory and Trading Advisory fees.

Based on the factors discussed above, the Independent Trustees approved continuation of existing or approval of new Portfolio Sub-Advisory Agreements and approval of new Trading Advisory Agreements.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, and Gregory S. Sellers are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2011	FYE 12/31/2010
Audit Fees	$145,000	$118,000
Audit-Related Fees	None	None
Tax Fees	$34,360	$26,840
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2011	FYE 12/31/2010
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2011	FYE 12/31/2010
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By (Signature and Title) /s/David B. Perkins
                                                David B. Perkins, Chief Executive Officer

  Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/David B. Perkins
                                                David B. Perkins, Chief Executive Officer

  Date: March 8, 2012

By (Signature and Title) /s/ Lance Baker
                                                 Lance Baker, Chief Financial Officer and Treasurer

        Date: March 8, 2012